(2_FIDELITY_LOGOS)FIDELITY

EMERGING GROWTH
FUND
SEMIANNUAL REPORT
MAY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             6   THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    9   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           10  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  18  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 22  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
While low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first five months of 1998, concerns about continuing economic and political difficulties in Asia colored their performance. The stock market reached record heights due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian volatility would affect business prospects. The bond market benefited from these retreats, as investors sought alternatives offering lower volatility.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998          PAST 6  PAST 1  PAST 5   LIFE OF
                                    MONTHS  YEAR    YEARS    FUND

FIDELITY EMERGING GROWTH            14.10%  26.70%  129.90%  361.29%

FIDELITY EMERGING GROWTH            10.68%  22.89%  123.00%  347.45%
(INCL. 3.00% SALES CHARGE)

RUSSELL 2000(REGISTERED TRADEMARK)  6.54%   21.24%  111.30%  292.00%

MID-CAP FUNDS AVERAGE               8.95%   23.16%  113.81%  N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 28, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 2000 Index - an unmanaged index of 2,000 small capitalization stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the mid-cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 309 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998       PAST 1  PAST 5  LIFE OF
                                 YEAR    YEARS   FUND

FIDELITY EMERGING GROWTH         26.70%  18.12%  22.86%

FIDELITY EMERGING GROWTH         22.89%  17.40%  22.35%
(INCL. 3.00% SALES CHARGE)

RUSSELL 2000                     21.24%  16.14%  20.19%

MID-CAP FUNDS AVERAGE            23.16%  16.19%  N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
             Emerging Growth             Russell 2000
             00324                       RS002
  1990/12/28       9700.00                    10000.00
  1990/12/31       9758.20                    10130.46
  1991/01/31      11203.50                    11046.59
  1991/02/28      11804.90                    12278.44
  1991/03/31      12648.80                    13142.71
  1991/04/30      12580.90                    13109.64
  1991/05/31      13434.50                    13734.51
  1991/06/30      12493.60                    12934.12
  1991/07/31      13754.60                    13387.99
  1991/08/31      14647.00                    13883.54
  1991/09/30      14753.70                    13992.25
  1991/10/31      14967.10                    14362.33
  1991/11/30      14365.70                    13698.05
  1991/12/31      16305.88                    14794.92
  1992/01/31      16354.92                    15993.70
  1992/02/29      16104.38                    16460.26
  1992/03/31      15072.18                    15903.11
  1992/04/30      14621.22                    15345.96
  1992/05/31      14801.60                    15550.02
  1992/06/30      14060.02                    14814.62
  1992/07/31      14741.47                    15330.10
  1992/08/31      14280.49                    14897.52
  1992/09/30      14731.45                    15241.09
  1992/10/31      15753.63                    15725.55
  1992/11/30      16956.20                    16928.86
  1992/12/31      17668.44                    17518.63
  1993/01/31      18231.12                    18111.57
  1993/02/28      17527.13                    17693.25
  1993/03/31      18034.42                    18267.39
  1993/04/30      17899.83                    17765.95
  1993/05/31      19463.09                    18552.08
  1993/06/30      19659.79                    18667.81
  1993/07/31      19587.32                    18925.55
  1993/08/31      20343.07                    19743.17
  1993/09/30      20664.00                    20300.32
  1993/10/31      21160.93                    20822.82
  1993/11/30      20322.36                    20137.48
  1993/12/31      21180.19                    20825.99
  1994/01/31      21797.79                    21478.95
  1994/02/28      21673.66                    21401.26
  1994/03/31      20519.22                    20271.33
  1994/04/30      20606.11                    20391.82
  1994/05/31      19811.66                    20162.84
  1994/06/30      18421.37                    19478.18
  1994/07/31      19116.51                    19798.20
  1994/08/31      20519.22                    20901.41
  1994/09/30      20419.91                    20831.43
  1994/10/31      21400.57                    20749.21
  1994/11/30      20581.29                    19911.22
  1994/12/31      21142.37                    20446.18
  1995/01/31      20582.39                    20188.21
  1995/02/28      21540.58                    21028.02
  1995/03/31      22448.99                    21390.17
  1995/04/30      23208.08                    21865.78
  1995/05/31      24166.27                    22241.75
  1995/06/30      26841.73                    23395.56
  1995/07/31      30002.51                    24743.19
  1995/08/31      30425.60                    25255.05
  1995/09/30      31134.91                    25706.06
  1995/10/31      30761.59                    24556.43
  1995/11/30      30375.83                    25588.16
  1995/12/31      28741.54                    26263.28
  1996/01/31      29135.09                    26235.14
  1996/02/29      30883.45                    27052.75
  1996/03/31      30883.45                    27603.43
  1996/04/30      32853.63                    29079.43
  1996/05/31      34132.28                    30225.37
  1996/06/30      32827.53                    28984.21
  1996/07/31      29604.80                    26452.63
  1996/08/31      30857.36                    27988.47
  1996/09/30      33492.95                    29082.24
  1996/10/31      32631.82                    28634.03
  1996/11/30      34406.28                    29813.87
  1996/12/31      33282.38                    30595.22
  1997/01/31      35594.57                    31206.66
  1997/02/28      33771.24                    30450.00
  1997/03/31      31591.17                    29013.19
  1997/04/30      32304.65                    29094.06
  1997/05/31      35317.11                    32330.77
  1997/06/30      36321.26                    33716.31
  1997/07/31      40033.98                    35285.20
  1997/08/31      39558.33                    36092.57
  1997/09/30      42015.87                    38734.34
  1997/10/31      38858.07                    37032.78
  1997/11/30      39214.81                    36793.26
  1997/12/31      39755.16                    37437.25
  1998/01/31      39504.82                    36846.43
  1998/02/28      43283.98                    39570.96
  1998/03/31      45753.03                    41202.97
  1998/04/30      46492.06                    41430.96
  1998/05/29      44745.25                    39199.62
IMATRL PRASUN   SHR__CHT 19980531 19980605 150234 R00000000000093
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Emerging Growth Fund on December 28, 1990, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by May 31, 1998, the value of the investment would have grown to $44,745 - a 347.45% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $39,200 - a 292.00% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Although renewed concerns about
economic difficulties in Asia late
in the period tempered the rapid
growth of U.S. equity markets, the
Standard & Poor's 500 Index - a
measure of the U.S. stock market
- still managed to return 15.06%
during the six months that ended
May 31, 1998. As feared, some
U.S. corporations with business
exposure to Asia did report
disappointing earnings and their
stocks were harshly punished.
However, investors seemed to
adopt a new attitude - one that
overlooked short-term troubles
and focused on longer-term
growth - helping many of these
stocks to rebound quickly. In
addition, the continued strength of
the U.S. economy, combined with
low interest rates and low inflation,
seemed to buoy the stock market
for much of the period. The
upward climb of the stock market
stagnated in mid- and late May
when investors were inundated
with worrisome news about the
stability of Asian markets.
Specifically, the president of
Indonesia resigned amidst civil
strife and a battle over nuclear
testing erupted between Pakistan
and India. Concerns about falling
demand for U.S. exports
particularly hurt technology
companies, especially during the
intensified investigation of
Microsoft by the Justice
Department in May. As a result of
concerns about these tumultuous
events and their potential impact
on the U.S. economy, the Dow
Jones Industrial Average produced
a negative return in May for the first
time in 1998 - although the Dow
was still up 13.29% for the first five
months of 1998.
An interview with Erin Sullivan, Portfolio Manager of Fidelity Emerging Growth Fund
Q. HOW DID THE FUND PERFORM, ERIN?
A. For the six-month period that ended May 31, 1998, the fund had a total return of 14.10%. In comparison, the mid-cap funds average as measured by Lipper Analytical Services returned 8.95%, while the Russell 2000 Index produced a return of 6.54%. For the 12 months that ended May 31, 1998, the fund produced a total return of 26.70%, while the mid-cap funds average returned 23.16% and the Russell 2000 was up 21.24%.
Q. WHY DO YOU THINK THE FUND OUTPERFORMED ITS PEER GROUP AND INDEX?
A. My technology and health care holdings generally did quite well, and they comprised over half of the portfolio. In technology, the share price of America Online (AOL) was up more than 100% during the six-month period. AOL continued to benefit from the booming public interest in the Internet. The company experienced stronger-than-expected subscriber growth, advertising revenue and earnings. In health care, McKesson, a pharmaceutical distributor and the fund's largest holding, recently hired a new chief executive officer who has had a very positive impact on the company's earnings. Health care and pharmaceutical companies tend to be more stable performers when there is stock market volatility due to economic uncertainty. We recently saw such uncertainty caused by the Asian economic crisis.
Q. HOW DO YOU PICK STOCKS?
A. Using a bottom-up process - looking at the merits of individual stocks rather than trying to take advantage of economic trends - I'm looking for companies that can achieve earnings growth driven by strong revenue growth. I favor companies whose revenue growth is fueled by rising unit sales. Perhaps a company has an inherent cost or quality advantage that can lead to marketshare gains. Often, the company is on the verge of a new product cycle. For example, I recently purchased shares in Medtronic, a medical device company based in Minneapolis. I thought the company was very attractive because it was in the process of introducing a new technology in its core pacemaker division. Its other new product is a next-generation defibrillator that should be out this fall. I was also very excited about a new device that it is planning on introducing that treats patients with congestive heart failure.
Q. WHAT FACTORS HELD BACK THE FUND'S PERFORMANCE?
A. The biggest negative during the time frame was my decision to underweight financial stocks, because they continued to do well during the period. My style is to look for very fast earnings growth, and it was difficult to find financials that met that criteria. In addition, the fund invests in many young, fast-growing companies that sell at high price-to-earnings (P/E) multiples, meaning they trade at high valuations relative to their current earnings. The valuations are high because investors are willing to pay more for above-average earnings growth. During times of market volatility - as seen recently with the Asian economic crisis - these less-established companies with high P/E ratios tended to be negatively impacted, as investors often gravitate toward larger companies with long, established track records of consistent earnings growth.
Q. WHAT WOULD YOU SAY IS ONE OF THE BIGGEST RISKS FACING INVESTORS IN
THIS FUND?
A. The biggest risk is that the companies in which I invest don't meet earnings expectations. If a company misses its earnings projection in a quarter, then the stock correction can be very swift and severe. I try to review all of my holdings to see how they'll be impacted if the economic environment deteriorates. Sometimes the market overreacts to an earnings shortfall. Often, emerging growth companies come across bumps in the road. If missed earnings are due to short-term issues, that can represent an extremely attractive buying opportunity. However, if a company misses its earnings due to poor execution or strategic missteps, that's a different story.
Q. WHAT'S YOUR OUTLOOK?
A. I continue to see tremendous opportunities, particularly in health care and technology. The country's aging population provides a built-in demand for medical products and services. In technology, the Year 2000 problem - reprogramming computers so that they'll read "00" as 2000 and not 1900 - presents a great challenge, but it also creates a concern that companies will have to scale back on other technology spending. Because Asia remains a concern, I'm trying to focus on those companies that have most of their business in strong economies such as the U.S. and Europe.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

ERIN SULLIVAN ON WHY SHE
CONSIDERS MICROSOFT AN
"EMERGING GROWTH" STOCK:
"People think of Microsoft as a
more mature company because of
its success in the desktop computer
and operating software areas. But
its marketshare in the corporate
area has actually been very low.
When I think of emerging growth,
I think of companies on the verge
of new product cycles or companies
entering entirely new markets.
Microsoft's current growth
opportunities are enormous in the
large corporate market.
"Up until now, Microsoft's products
have worked well in smaller-scale
work group environments. However,
the company has been working hard
to make its products more robust,
making them able to serve thousands
of users in a corporate environment.
It plans to roll out Microsoft NT 5.0
in mid-1999, hoping that NT 5.0
helps it gain meaningful share in the
large enterprise market. At this
point, I think it has a significant
market opportunity, especially with
its fantastic track record of
continuing to release new products.
"The federal government's antitrust
action against the company certainly
has raised concerns, and there's no
way to predict the outcome. But
I've always looked for companies
that have effective management
teams that can capitalize on
opportunities in the marketplace.
Microsoft has certainly
demonstrated that capability."
FUND FACTS
GOAL: to increase the value of
the fund's shares by investing
in stocks of companies that are
seen to be in the developing
stage of their life cycle and
offer the potential for
accelerated growth
FUND NUMBER: 324
TRADING SYMBOL: FDEGX
START DATE: December 28, 1990
SIZE: as of May 31, 1998,
more than $2.1 billion
MANAGER: Erin Sullivan, since
1997; manager Fidelity
Select Software and Computer
Services Portfolio, January
1997 to June 1997: Fidelity
Select Retailing Portfolio,
1995-1997; joined Fidelity
in 1991
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE STOCKS
                                  6 MONTHS AGO

MCKESSON CORP.      7.1           3.5

BMC SOFTWARE, INC.  4.3           2.1

MEDTRONIC, INC.     4.3           0.4

CVS CORP.           4.1           2.3

MICROSOFT CORP.     4.0           2.0

GUIDANT CORP.       3.3           0.5

HEALTHSOUTH CORP.   3.1           3.4

WORLDCOM, INC.      2.3           0.9

PROFFITTS, INC.     2.1           1.6

SAFEWAY, INC.       2.1           1.1

TOP FIVE MARKET SECTORS AS OF MAY 31, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE MARKET SECTORS
                                  6 MONTHS AGO

TECHNOLOGY          30.3          24.1

HEALTH              24.6          16.1

RETAIL & WHOLESALE  18.8          20.1

UTILITIES           5.3           4.7

MEDIA & LEISURE     4.6           4.3

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1998 * AS OF NOVEMBER 30, 1997 **
ROW: 1, COL: 1, VALUE: 4.4
ROW: 1, COL: 2, VALUE: 95.59999999999999
STOCKS  93.2%
SHORT-TERM
INVESTMENTS 6.8%
FOREIGN
INVESTMENTS 3.7%
STOCKS  95.6%
SHORT-TERM
INVESTMENTS 4.4%
FOREIGN
INVESTMENTS 3.9%
ROW: 1, COL: 1, VALUE: 6.8
ROW: 1, COL: 2, VALUE: 93.2
*
**
INVESTMENTS MAY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 95.6%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.2%
Gulfstream Aerospace Corp. (a)  100,000 $ 4,250
CONSTRUCTION & REAL ESTATE - 0.1%
BUILDING MATERIALS - 0.1%
Aavid Thermal Technologies, Inc. (a)  50,000  1,381
DURABLES - 1.1%
AUTOS, TIRES, & ACCESSORIES - 0.7%
Republic Industries, Inc. (a)  620,000  15,267
CONSUMER ELECTRONICS - 0.3%
General Motors Corp. Class H    120,000  5,940
HOME FURNISHINGS - 0.1%
Linens'n Things, Inc. (a)  60,000  1,928
TOTAL DURABLES   23,135
ENERGY - 0.9%
ENERGY SERVICES - 0.6%
BJ Services Co.   150,000  4,903
R&B Falcon Corp. (a)  49,638  1,424
Varco International, Inc. (a)  55,200  1,439
Western Atlas, Inc.   65,000  5,627
  13,393
OIL & GAS - 0.3%
Cooper Cameron Corp. (a)  95,200  5,664
EVI Weatherford, Inc.   29,450  1,489
  7,153
TOTAL ENERGY   20,546
FINANCE - 2.0%
BANKS - 1.1%
North Fork Bancorp., Inc.   582,000  14,003
Providian Financial Corp.   110,000  6,999
Zions Bancorp  70,000  3,570
  24,572
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CLOSED-END INVESTMENT COMPANY - 0.1%
Sirrom Capital Corp.   100,000 $ 2,663
CREDIT & OTHER FINANCE - 0.3%
Newcourt Credit Group, Inc.   130,000  6,380
INSURANCE - 0.4%
Progressive Corp.   53,300  7,349
SAVINGS & LOANS - 0.1%
Washington Mutual, Inc.   30,000  2,119
TOTAL FINANCE   43,083
HEALTH - 24.6%
DRUGS & PHARMACEUTICALS - 3.7%
American Home Products Corp.   200,000  9,663
Amgen, Inc. (a)  100,000  6,050
Elan Corp. PLC ADR (a)  350,600  21,451
Lilly (Eli) & Co.   271,700  16,693
Merck & Co., Inc.   100,000  11,706
Schering-Plough Corp.   150,000  12,553
Twinlab Corp. (a)  20,000  743
  78,859
MEDICAL EQUIPMENT & SUPPLIES - 16.4%
Arterial Vascular Engineering, Inc. (a)  88,300  2,729
Biomet, Inc.   25,600  739
Boston Scientific Corp.   100,000  6,375
Cyberonics Inc. (a)  162,500  1,848
Guidant Corp.   1,112,000  71,655
McKesson Corp.    1,963,100  153,367
Medtronic, Inc.   1,672,900  93,055
Sofamor/Danek Group, Inc. (a)   32,300  2,685
Steris Corp. (a)  140,000  8,750
Stryker Corp.   50,000  2,038
Thermo Cardiosystems, Inc. (a)  456,300  10,267
  353,508
MEDICAL FACILITIES MANAGEMENT - 4.5%
Columbia/HCA Healthcare Corp.   200,000  6,537
Coventry Health Care, Inc. (a)  10,400  151
HEALTHSOUTH Corp. (a)  2,331,100  66,145
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - CONTINUED
Health Management Associates, Inc. Class A (a) 185,400 $ 5,527 Medquist, Inc. (a) 58,800 2,580
Universal Health Services, Inc. Class B (a)  160,000  8,800
Wellpoint Health Networks, Inc.  (a)  105,000  6,825
  96,565
TOTAL HEALTH   528,932
INDUSTRIAL MACHINERY & EQUIPMENT - 4.2%
ELECTRICAL EQUIPMENT - 0.5%
Alcatel Alsthom Compagnie Generale d'Electricite SA 40,000 8,548 Loral Space & Communications Ltd. (a) 61,800 1,568
  10,116
INDUSTRIAL MACHINERY & EQUIPMENT - 1.7%
ASM Lithography Holding NV (a)  27,800  1,065
Tyco International Ltd.    657,322  36,399
  37,464
POLLUTION CONTROL - 2.0%
USA Waste Services, Inc. (a)  913,025  43,083
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   90,663
MEDIA & LEISURE - 4.6%
BROADCASTING - 2.3%
American Radio Systems Corp. Class A  (a)  22,900  1,514
CBS Corp.   100,000  3,175
Cablevision Systems Corp. Class A (a)  80,000  4,430
Clear Channel Communications, Inc. (a)  190,000  18,217
Comcast Corp. Class A special  50,000  1,714
PanAmSat Corp. (a)  59,300  3,239
TCA Cable TV, Inc.   60,000  3,656
Tele-Communications, Inc. (TCI Group), Series A    100,000  3,431
Tele-Communications, Inc. (TCI Ventures Group),
Series A,    50,000  870
Time Warner, Inc.   100,000  7,782
USA Networks, Inc.   39,400  965
  48,993
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - 1.7%
Carnival Cruise Lines, Inc. Class A  130,000 $ 8,808
Premier Parks, Inc. (a)  535,600  28,454
  37,262
PUBLISHING - 0.6%
ACNielsen Corp. (a)  110,000  2,839
Applied Graphics Technologies, Inc. (a)  69,000  3,329
Reader's Digest Association, Inc. (The) Class A (non-vtg.)  50,000
1,425
US WEST Media Group (a)  130,000  4,818
  12,411
TOTAL MEDIA & LEISURE   98,666
NONDURABLES - 0.2%
FOODS - 0.2%
Keebler Foods Co. (a)  152,300  4,426
RETAIL & WHOLESALE - 18.8%
APPAREL STORES - 2.0%
Abercrombie & Fitch Co.   20,000  845
Payless ShoeSource, Inc. (a)  260,000  18,217
Ross Stores, Inc.   53,200  2,347
Stage Stores, Inc. (a)  283,000  13,195
TJX Companies, Inc.   152,800  7,143
Wet Seal, Inc. Class A (a)  25,000  750
  42,497
DRUG STORES - 4.1%
CVS Corp.   1,267,748  88,974
GENERAL MERCHANDISE STORES - 5.8%
Consolidated Stores Corp. (a)  962,747  36,764
Dollar Tree Stores (a)  153,600  7,949
Elder-Beerman Stores Corp. (a)  33,500  838
Family Dollar Stores, Inc.   465,000  7,702
Meyer (Fred), Inc.  (a)  490,000  21,070
Michaels Stores, Inc. (a)  210,000  6,287
Proffitts, Inc. (a)  1,149,175  45,105
  125,715
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 4.4%
Dominick's Supermarkets, Inc. (a)  238,700 $ 10,293
Giant Food, Inc. Class A  158,900  6,833
Great Atlantic & Pacific Tea Co., Inc.   186,000  5,952
Hannaford Brothers Co.   344,400  15,218
Kroger Co. (The)  150,000  6,441
Safeway, Inc.  (a)  1,219,200  44,425
U.S. Foodservice, Inc. (a)  54,200  1,795
Winn-Dixie Stores, Inc.   100,000  4,069
  95,026
RETAIL & WHOLESALE, MISCELLANEOUS - 2.5%
Bed Bath & Beyond, Inc. (a)  83,300  4,181
Best Buy Co., Inc. (a)  50,000  1,631
Borders Group, Inc. (a)  100,000  3,100
PC Connection, Inc.   140,000  2,013
Staples, Inc. (a)  210,950  5,300
Tandy Corp.   850,900  37,652
  53,877
TOTAL RETAIL & WHOLESALE   406,089
SERVICES - 3.3%
ADVERTISING - 0.5%
Omnicom Group, Inc.   212,600  9,952
PRINTING - 0.0%
Schawk, Inc. Class A  50,000  750
SERVICES - 2.8%
AccuStaff, Inc. (a)  107,100  3,528
Borg Warner Security Corp. (a)  50,000  1,103
Computer Horizons Corp. (a)  664,250  22,190
First Consulting Group, Inc. (a)   639,900  14,218
Medaphis Corp. (a)  1,700  13
Medpartners, Inc.  (a)  500,000  4,469
Pittston Co. (Brinks Group)  100,000  3,869
Robert Half International, Inc. (a)  51,900  2,627
Snyder Communications, Inc. (a)  190,000  7,659
  59,676
TOTAL SERVICES   70,378
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - 30.3%
COMMUNICATIONS EQUIPMENT - 7.0%
Advanced Fibre Communication, Inc. (a)  100,000 $ 3,706
Ascend Communications, Inc. (a)  300,000  12,956
Aspect Telecommunications Corp. (a)  114,200  2,948
Ciena Corp.   250,000  13,000
Cisco Systems, Inc. (a)  530,000  40,080
DSC Communications Corp.   26,500  459
Inter-Tel, Inc.   104,800  1,968
Intermedia Communications, Inc.   100,000  7,413
Lucent Technologies, Inc.   240,000  17,025
Natural Microsystems (a)  20,700  443
Nokia Corp. AB sponsored ADR  200,000  12,988
Northern Telecom Ltd.   335,000  21,453
RELTEC Corp. (a)  50,000  1,838
Tekelec (a)  100,000  4,444
Tellabs, Inc. (a)  70,000  4,810
3Com Corp.   175,000  4,441
  149,972
COMPUTER SERVICES & SOFTWARE - 19.4%
Affiliated Computer Services, Inc. Class A (a)  100,000  3,331
America Online, Inc. (a)  342,100  28,501
Aspect Development, Inc.   51,600  2,951
At Home Corp., Series A  10,000  348
BMC Software, Inc. (a)  2,021,600  93,120
Cambridge Technology Partners Massachusetts, Inc. (a) 696,800 34,949 Citrix Systems, Inc. (a) 150,000 7,828
Computer Associates International, Inc.   104,200  5,471
Compuware Corp. (a)  448,200  20,589
HBO & Co.   759,000  43,808
Henry (Jack) & Associates, Inc.   30,000  979
ICG Communications, Inc. (a)  40,000  1,210
International Network Services  155,000  4,858
Keane, Inc. (a)  765,000  34,328
Legato Systems, Inc.   50,000  1,431
Lycos, Inc. (a)  60,300  3,198
Macromedia, Inc. (a)  90,000  1,426
Manugistics Group, Inc. (a)  215,000  6,121
Microsoft Corp. (a)  1,027,700  87,162
Parametric Technology Corp. (a)  80,000  2,453
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Physician Computer Network, Inc. (a)  143,700 $ 54
Policy Management Systems Corp. (a)  63,300  5,222
Shared Medical Systems Corp.   20,000  1,455
Synopsys, Inc.   100,000  4,294
Technology Solutions, Inc. (a)  51,400  1,552
Veritas Software Corp.   100,000  4,034
Yahoo, Inc. (a)  162,200  17,761
  418,434
COMPUTERS & OFFICE EQUIPMENT - 2.2%
Bay Networks, Inc.   350,000  9,691
EMC Corp. (a)  440,000  18,232
Fore Systems, Inc. (a)  225,000  4,950
Ingram Micro, Inc. Class A  250,000  11,016
Tech Data Corp. (a)  80,000  3,250
  47,139
ELECTRONIC INSTRUMENTS - 0.1%
Applied Materials, Inc. (a)  100,000  3,200
ELECTRONICS - 1.6%
Applied Micro Circuits Corp.   28,400  639
Galileo Technology Ltd.   67,100  1,417
Maxim Integrated Products, Inc.   80,000  2,670
Micron Technology, Inc. (a)  61,100  1,440
PMC-Sierra, Inc.   57,900  2,254
Sanmina Corp. (a)  74,400  5,794
Solectron Corp.   50,000  2,069
Texas Instruments, Inc.   70,000  3,596
Uniphase Corp.   200,000  10,201
Xilinx, Inc.   100,000  3,803
  33,883
TOTAL TECHNOLOGY   652,628
UTILITIES - 5.3%
CELLULAR - 0.0%
MGC Communications, Inc.   44,600  758
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 5.3%
ESAT Telecom Group PLC sponsored ADR  10,000 $ 300
EXCEL Communications, Inc. (a)  183,800  4,044
Global Telesystems Group, Inc. (a)  139,900  5,360
LCI International, Inc. (a)  210,000  7,862
MCI Communications Corp.   552,800  29,558
McLeodUSA, Inc. Class A  100,000  4,150
Qwest Communications International, Inc.   50,000  1,653
Tel-Save Holdings, Inc. (a)  351,800  6,948
U.S. LEC Corp. Class A  44,200  1,011
Winstar Communications, Inc. (a)  100,000  3,750
WorldCom, Inc. (a)  1,072,490  48,798
  113,434
TOTAL UTILITIES   114,192
TOTAL COMMON STOCKS
(Cost $1,701,341)   2,058,369
CASH EQUIVALENTS - 4.4%
Taxable Central Cash Fund  (b)
(Cost $95,371)  95,370,629  95,371
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,796,712)  $ 2,153,740
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.56%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At May 31, 1998, the aggregate cost of investment securities for income tax purposes was $1,797,159,000. Net unrealized appreciation aggregated $356,581,000, of which $405,749,000 related to appreciated investment securities and $49,168,000 related to depreciated investment securities.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS)                         MAY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $1,796,712) -                              $ 2,153,740
SEE ACCOMPANYING SCHEDULE

FOREIGN CURRENCY HELD, AT VALUE (COST $118)                                          118

RECEIVABLE FOR INVESTMENTS SOLD                                                      50,538

RECEIVABLE FOR FUND SHARES SOLD                                                      2,113

DIVIDENDS RECEIVABLE                                                                 429

INTEREST RECEIVABLE                                                                  172

OTHER RECEIVABLES                                                                    914

 TOTAL ASSETS                                                                        2,208,024

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                         $ 79,016

PAYABLE FOR FUND SHARES REDEEMED                                           2,937

ACCRUED MANAGEMENT FEE                                                     1,437

OTHER PAYABLES AND ACCRUED EXPENSES                                        625

 TOTAL LIABILITIES                                                                   84,015

NET ASSETS                                                                          $ 2,124,009

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                     $ 1,611,777

ACCUMULATED NET INVESTMENT LOSS                                                      (6,538)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                                161,742
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                            357,028
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 79,725 SHARES OUTSTANDING                                           $ 2,124,009

NET ASSET VALUE, AND REDEMPTION PRICE PER SHARE                                      $26.64
($2,124,009 (DIVIDED BY) 79,725 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/97.00 OF $26.64)                               $27.46



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                     SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                          $ 2,773
DIVIDENDS

INTEREST                                                                    1,442

 TOTAL INCOME                                                               4,215

EXPENSES

MANAGEMENT FEE                                                   $ 6,613
BASIC FEE

 PERFORMANCE ADJUSTMENT                                           1,380

TRANSFER AGENT FEES                                               2,590

ACCOUNTING FEES AND EXPENSES                                      386

NON-INTERESTED TRUSTEES' COMPENSATION                             6

CUSTODIAN FEES AND EXPENSES                                       36

REGISTRATION FEES                                                 71

AUDIT                                                             39

LEGAL                                                             9

INTEREST                                                          4

MISCELLANEOUS                                                     3

 TOTAL EXPENSES BEFORE REDUCTIONS                                 11,137

 EXPENSE REDUCTIONS                                               (384)     10,753

NET INVESTMENT INCOME (LOSS)                                                (6,538)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES (INCLUDING REALIZED GAIN OF $31            177,012
 ON SALES OF INVESTMENTS IN AFFILIATED ISSUERS)

 FOREIGN CURRENCY TRANSACTIONS                                    (34)      176,978

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                     97,283
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                             274,261

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                            $ 267,723
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                          SIX MONTHS ENDED   YEAR ENDED
                                                              MAY 31, 1998       NOVEMBER 30,
                                                              (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                    $ (6,538)          $ (11,509)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                      176,978            461,691

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)          97,283             (213,582)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING               267,723            236,600
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS          (404,242)          (23,421)

SHARE TRANSACTIONS                                             171,385            471,709
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                                 398,238            23,095

 COST OF SHARES REDEEMED                                       (286,891)          (669,838)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING               282,732            (175,034)
FROM SHARE TRANSACTIONS

REDEMPTION FEES                                                89                 351

  TOTAL INCREASE (DECREASE) IN NET ASSETS                      146,302            38,496

NET ASSETS

 BEGINNING OF PERIOD                                           1,977,707          1,939,211

 END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS     $ 2,124,009        $ 1,977,707
 OF $6,538 AND 0, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                          6,556              17,286

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                       17,704             913

 REDEEMED                                                      (11,173)           (25,113)

 NET INCREASE (DECREASE)                                       13,087             (6,914)




FINANCIAL HIGHLIGHTS
                              SIX MONTHS ENDED                YEARS ENDED NOVEMBER 30,
                              MAY 31, 1998

                              (UNAUDITED)        1997      1996      1995      1994      1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 29.68            $ 26.37   $ 24.41   $ 16.58   $ 19.63   $ 16.92
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT                (.08) D           (.17) D   (.07) D   (.14) D   (.07) D   (.03)
 INCOME (LOSS)

 NET REALIZED AND              3.12              3.79      3.10      7.99      .34       3.29
 UNREALIZED GAIN
 (LOSS)

 TOTAL FROM INVESTMENT         3.04              3.62      3.03      7.85      .27       3.26
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           -                 -         -         -         -         (.02)
 INCOME

 FROM NET REALIZED GAIN        (6.08)           (.32)     (1.08)    (.04)     (3.33)    (.54)

 TOTAL DISTRIBUTIONS           (6.08)           (.32)     (1.08)    (.04)     (3.33)    (.56)

REDEMPTION FEES ADDED          -                .01       .01       .02       .01       .01
TO PAID IN CAPITAL

NET ASSET VALUE,              $ 26.64           $ 29.68   $ 26.37   $ 24.41   $ 16.58   $ 19.63
END OF PERIOD

TOTAL RETURN B, C              14.10%           13.98%    13.27%    47.59%    1.27%     19.85%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 2,124           $ 1,978   $ 1,939   $ 1,332   $ 611     $ 634
PERIOD (IN MILLIONS)

RATIO OF EXPENSES TO           1.10% A          1.09%     1.10%     1.10%     1.04%     1.20%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           1.06% A, E       1.05% E   1.09% E   1.09% E   1.02% E   1.19% E
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT        (.64)% A         (.60)%    (.31)%    (.66)%    (.41)%    (.20)%
INCOME (LOSS) TO
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE        199% A           212%      105%      102%      180%      332%

AVERAGE COMMISSION            $ .0453           $ .0408   $ .0405
RATE F


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Emerging Growth Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S.
dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Under the Plan, deferred amounts are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds, including shares of the fund.
Deferred amounts remain in the fund until distributed in accordance with the Plan.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, net operating losses and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using
2. OPERATING POLICIES - CONTINUED
FOREIGN CURRENCY CONTRACTS - CONTINUED
contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,972,998,000 and $1,978,296,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20%
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .79% of average net assets after the performance adjustment.
SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $273,000 on sales of shares of the fund of which $1,000 was paid to securities dealers, banks and other financial institutions.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .26% of average net assets. ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $389,000 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $10,798,000 and $6,672,000, respectively. The weighted average interest rate was 6.03%.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $347,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $2,000 and $35,000, respectively, under these arrangements.
7. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Gadzooks, Inc.  $ - $ 2,299 $ - $ -
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Contrafund II
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export and Multinational Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(registered trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
TechnoQuant  Growth Fund
SM
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY

(REGISTERED TRADEMARK)

GROWTH COMPANY
FUND
SEMIANNUAL REPORT
MAY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             6   THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    9   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           10  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  22  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 26  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
While low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first five months of 1998, concerns about continuing economic and political difficulties in Asia colored their performance. The stock market reached record heights due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian volatility would affect business prospects. The bond market benefited from these retreats, as investors sought alternatives offering lower volatility.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998      PAST 6  PAST 1  PAST 5   PAST 10
                                MONTHS  YEAR    YEARS    YEARS

FIDELITY GROWTH COMPANY         8.23%   18.22%  120.48%  510.99%

S&P 500 (REGISTERED TRADEMARK)  15.06%  30.69%  172.18%  451.71%

GROWTH FUNDS AVERAGE            11.98%  25.86%  133.03%  367.76%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 970 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998       PAST 1  PAST 5  PAST 10
                                 YEAR    YEARS   YEARS

FIDELITY GROWTH COMPANY          18.22%  17.13%  19.84%

S&P 500                          30.69%  22.17%  18.62%

GROWTH FUNDS AVERAGE             25.86%  18.06%  16.20%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Growth Company              S&P 500
             00025                       SP001
  1988/05/31      10000.00                    10000.00
  1988/06/30      10847.83                    10459.00
  1988/07/31      10623.19                    10419.26
  1988/08/31      10188.41                    10065.00
  1988/09/30      10760.87                    10493.77
  1988/10/31      10644.93                    10785.50
  1988/11/30      10500.00                    10631.26
  1988/12/31      10950.35                    10817.31
  1989/01/31      11716.88                    11609.14
  1989/02/28      11696.19                    11320.07
  1989/03/31      12097.71                    11583.83
  1989/04/30      12923.06                    12185.03
  1989/05/31      13934.30                    12678.52
  1989/06/30      13428.68                    12606.26
  1989/07/31      14328.39                    13744.60
  1989/08/31      14915.80                    14013.99
  1989/09/30      15339.63                    13956.54
  1989/10/31      15183.48                    13632.75
  1989/11/30      15250.40                    13910.85
  1989/12/31      15510.22                    14244.71
  1990/01/31      14329.74                    13288.89
  1990/02/28      14960.97                    13460.32
  1990/03/31      15764.35                    13817.02
  1990/04/30      15534.82                    13471.59
  1990/05/31      17166.18                    14785.07
  1990/06/30      17362.92                    14684.54
  1990/07/31      16821.87                    14637.54
  1990/08/31      15075.74                    13314.31
  1990/09/30      13739.50                    12665.90
  1990/10/31      13805.08                    12611.44
  1990/11/30      15280.68                    13426.14
  1990/12/31      16067.67                    13800.73
  1991/01/31      17879.38                    14402.44
  1991/02/28      19035.27                    15432.22
  1991/03/31      20068.19                    15805.67
  1991/04/30      19887.84                    15843.61
  1991/05/31      20945.36                    16528.05
  1991/06/30      19535.34                    15771.07
  1991/07/31      21084.72                    16506.00
  1991/08/31      21994.67                    16897.19
  1991/09/30      21863.51                    16615.01
  1991/10/31      21814.32                    16837.65
  1991/11/30      21002.74                    16159.09
  1991/12/31      23833.22                    18007.69
  1992/01/31      24101.41                    17672.75
  1992/02/29      24306.19                    17902.49
  1992/03/31      23050.81                    17553.40
  1992/04/30      22605.64                    18069.47
  1992/05/31      22578.93                    18158.01
  1992/06/30      21777.63                    17887.45
  1992/07/31      22552.22                    18619.05
  1992/08/31      21937.89                    18237.36
  1992/09/30      22285.12                    18452.56
  1992/10/31      23487.08                    18517.14
  1992/11/30      25045.17                    19148.58
  1992/12/31      25726.26                    19384.11
  1993/01/31      26351.07                    19546.93
  1993/02/28      25614.69                    19812.77
  1993/03/31      26528.17                    20230.82
  1993/04/30      26239.21                    19741.23
  1993/05/31      27711.96                    20270.30
  1993/06/30      27814.50                    20329.08
  1993/07/31      27367.08                    20247.77
  1993/08/31      28485.62                    21015.16
  1993/09/30      29287.25                    20853.34
  1993/10/31      29688.06                    21285.00
  1993/11/30      28811.87                    21082.80
  1993/12/31      29891.23                    21337.90
  1994/01/31      30860.83                    22063.39
  1994/02/28      30365.24                    21465.47
  1994/03/31      28950.74                    20529.57
  1994/04/30      29291.46                    20792.35
  1994/05/31      29126.26                    21133.35
  1994/06/30      27784.04                    20615.58
  1994/07/31      28424.18                    21291.77
  1994/08/31      29869.65                    22164.73
  1994/09/30      29270.81                    21621.70
  1994/10/31      30220.69                    22108.19
  1994/11/30      29167.56                    21303.01
  1994/12/31      29226.31                    21618.93
  1995/01/31      28904.67                    22179.51
  1995/02/28      30105.46                    23043.84
  1995/03/31      31284.80                    23723.87
  1995/04/30      32635.69                    24422.54
  1995/05/31      33793.59                    25398.71
  1995/06/30      36302.38                    25988.72
  1995/07/31      39004.15                    26850.50
  1995/08/31      39486.61                    26917.90
  1995/09/30      40601.63                    28053.83
  1995/10/31      40376.48                    27953.68
  1995/11/30      41191.30                    29180.85
  1995/12/31      40803.72                    29742.87
  1996/01/31      41791.78                    30755.32
  1996/02/29      42764.47                    31040.42
  1996/03/31      43092.47                    31339.34
  1996/04/30      44427.10                    31801.28
  1996/05/31      45648.62                    32621.44
  1996/06/30      45026.55                    32745.72
  1996/07/31      42266.82                    31299.02
  1996/08/31      43262.13                    31959.11
  1996/09/30      46214.13                    33757.77
  1996/10/31      46417.72                    34688.81
  1996/11/30      49245.31                    37310.94
  1996/12/31      47661.35                    36571.81
  1997/01/31      50457.44                    38856.82
  1997/02/28      49407.22                    39161.45
  1997/03/31      46362.78                    37552.31
  1997/04/30      48097.41                    39794.18
  1997/05/31      51684.65                    42216.85
  1997/06/30      53643.48                    44108.17
  1997/07/31      58245.53                    47617.85
  1997/08/31      56074.31                    44950.30
  1997/09/30      58776.54                    47412.23
  1997/10/31      55389.90                    45828.66
  1997/11/30      56451.91                    47950.07
  1997/12/31      56673.23                    48773.37
  1998/01/31      57122.10                    49312.81
  1998/02/28      61905.40                    52869.25
  1998/03/31      63927.07                    55576.68
  1998/04/30      63609.94                    56135.78
  1998/05/29      61099.37                    55170.81
IMATRL PRASUN   SHR__CHT 19980531 19980605 151216 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Growth Company Fund on May 31, 1988. As the chart shows, by May 31, 1998 the value of the investment would have grown to $61,099 - a 510.99% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $55,171 - a 451.71% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Although renewed concerns about
economic difficulties in Asia late
in the period tempered the rapid
growth of U.S. equity markets, the
Standard & Poor's 500 Index - a
measure of the U.S. stock market -
still managed to return 15.06%
during the six months that ended
May 31, 1998. As feared, some
U.S. corporations with business
exposure to Asia did report
disappointing earnings and their
stocks were harshly punished.
However, investors seemed to
adopt a new attitude - one that
overlooked short-term troubles
and focused on longer-term growth
- helping many of these stocks to
rebound quickly. In addition, the
continued strength of the U.S.
economy, combined with low
interest rates and low inflation,
seemed to buoy the stock market
for much of the period. The upward
climb of the stock market
stagnated in mid- and late May
when investors were inundated
with worrisome news about the
stability of Asian markets.
Specifically, the president of
Indonesia resigned amidst civil
strife and a battle over nuclear
testing erupted between Pakistan
and India. Concerns about falling
demand for U.S. exports
particularly hurt technology
companies, especially during the
intensified investigation of
Microsoft by the Justice
Department in May. As a result of
concerns about these tumultuous
events and their potential impact
on the U.S. economy, the Dow
Jones Industrial Average produced a
negative return in May for the first
time in 1998 - although the Dow
was still up 13.29% for the first five
months of 1998.
An interview with Steven Wymer, Portfolio Manager of Fidelity Growth
Company Fund
Q. HOW DID THE FUND PERFORM, STEVE?
A. It turned in some disappointing results. For the six months that ended May 31, 1998, the fund returned 8.23%. This trailed the Standard & Poor's 500 Index, which returned 15.06% over the same period. The growth funds average, as tracked by Lipper Analytical Services, had a six-month return of 11.98%. Over the past 12 months, the fund had a return of 18.22%. Meanwhile, the S&P 500 and Lipper peer group had 12-month returns of 30.69% and 25.86%, respectively.
Q. WHY DID THE FUND UNDERPERFORM ITS PEER GROUP, ESPECIALLY OVER THE PAST SIX MONTHS?
A. Mostly because it held large positions in several individual stocks that turned in disappointing results, specifically IKON Office Solutions, CompUSA and Eli Lilly. Although it looked like a solid investment opportunity, IKON continued to have trouble integrating its business units. Computer retailer CompUSA was hurt because it underestimated the popularity of inexpensive $1,000 personal computers
- which are used mostly to gain access to the Internet - and assumed customers would continue to buy its more expensive models. Lilly, one of the world's largest pharmaceutical companies, did poorly when Evista, its drug for breast cancer, got off to a slower-than-expected start. All three stocks have been dropped from the fund's top 10.
Q. THE FUND ALSO UNDERPERFORMED THE S&P 500 OVER THE SIX-MONTH PERIOD. WAS THIS DUE TO THE STOCK SELECTION PROBLEMS WE JUST DISCUSSED?
A. In part, yes. On top of that, the fund was hurt by its bias toward mid- and small-capitalization stocks - a bias that typifies most growth funds, since mid- and small-cap stocks tend to show more dramatic earnings growth than large-cap stocks. As a result, the index held a significantly larger percentage of large-cap stocks - the best-performing stocks over the period - than the fund did.
Q. THE TECHNOLOGY SECTOR REMAINS THE MOST HEAVILY WEIGHTED SECTOR - AT OVER 26% OF THE FUND. HOW DID IT PERFORM?
A. Pretty well, overall. However, this sector is made up of a very large universe of stocks. Some of them, such as semiconductor companies, did poorly and others, such as software and Internet-related stocks, did well. I tried to focus on the niches that were doing well. The fund's number one holding, software company Microsoft, continued to produce strong revenues despite potential anti-trust measures on the part of the U.S. Justice Department.
Q. YOU ADDED THREE NEW NAMES TO THE FUND'S TOP-10 HOLDINGS OVER THE PAST SIX MONTHS. CAN WE DISCUSS THESE NEW STOCKS?
A. Sure. All three did well over the period. Dell Computer profited from selling its computers directly to customers, as opposed to selling them through stores. This allowed Dell to get its products out sooner than most of its competitors. PepsiCo, which just spun off its restaurant businesses and is now made up of just the soft drink company and Frito-Lay, was helped by Frito-Lay's new line of reduced-fat snacks made with Olestra, a fat substitute. United HealthCare benefited from its ability to raise rates faster than medical costs were going up.
Q. WHAT OTHER STOCKS WERE STRONG PERFORMERS?
A. Top-10 holding USA Waste Services had a strong year and was helped by its merger with Waste Management. Another top name in the fund, Wal-Mart, also continued to be a very profitable holding.
Q. STEVE, HOW DOES THE MARKET LOOK GOING FORWARD?
A. One of my main concerns is that the market's overall valuation level seems somewhat high, which may make it difficult to find inexpensive stocks. In addition, I'm not certain how the problems in Asian markets will influence the U.S. and world economies, as well as specific industries and companies. While it seems to me that the market has discounted quite a bit of bad news out of Asia, it's still unclear what the long-term impact will be.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

STEVEN WYMER DISCUSSES HIS
GROWTH FUND STRATEGY:
"My strategy is to invest in stocks
that grow their sales lines and
earnings faster than the market. I
tend to invest in several different
types of growth stocks: blue chip
growth stocks - generally larger
companies - with sales-growth
rates in the high single digits;
traditional growth stocks that
grow sales in the teens; and
emerging growth stocks with
sales-growth rates of 20% or more.
"I try to buy stocks in strong
industries or stocks of companies
that are themselves strong
franchises. One of the strongest
industries over the period was
pharmaceutical companies. Many
of them, including top-10 holding
Bristol-Myers Squibb, had strong
new drug development and a
sound pipeline of products. Some
mid-cap stocks such as drug
companies Forest Laboratories
and Medimmune looked good
based on their new products.
"In terms of companies that are
themselves strong franchises,
Microsoft is a great example.
No matter how the technology
industry is doing, this company
always seems to show the ability
to increase its revenues per
personal computer sold."
FUND FACTS
GOAL: to increase the value of
the fund's shares over the long
term by investing in stocks
with above-average growth
potential
FUND NUMBER: 025
TRADING SYMBOL: FDGRX
START DATE: January 17, 1983
SIZE: As of May 31, 1998,
more than $10.1 billion
MANAGER: Steven Wymer,
since 1997; manager, Fidelity
Dividend Growth Fund,
1995-1997; assistant
manager, Fidelity OTC
Portfolio, January 1995-May
1995; manager, Fidelity
Select Chemicals Portfolio,
1993-
1994; assistant, Fidelity
Magellan Fund, 1992-1994;
manager Fidelity Select
Automotive Portfolio,
1990-1993; joined Fidelity
in 1989
(checkmark)
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1998
                                     % OF FUND'S   % OF FUND'S INVESTMENTS
                                     INVESTMENTS   IN THESE STOCKS
                                                   6 MONTHS AGO

MICROSOFT CORP.                      3.4           2.1

USA WASTE SERVICES, INC.             3.0           2.5

DELL COMPUTER CORP.                  2.3           0.6

GENERAL ELECTRIC CO.                 2.1           2.0

NEXTEL COMMUNICATIONS, INC. CLASS A  2.0           1.4

PEPSICO, INC.                        1.9           1.2

FANNIE MAE                           1.8           1.9

WAL-MART STORES, INC.                1.7           1.3

BRISTOL-MYERS SQUIBB CO.             1.7           1.7

UNITED HEALTHCARE CORP.              1.5           0.8

TOP FIVE MARKET SECTORS AS OF MAY 31, 1998
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE MARKET SECTORS
                                  6 MONTHS AGO

TECHNOLOGY          26.8          24.6

HEALTH              15.2          12.0

RETAIL & WHOLESALE  10.8          11.5

NONDURABLES         7.5           6.5

FINANCE             7.1           8.9

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1998 * AS OF NOVEMBER 30, 1997 **
ROW: 1, COL: 1, VALUE: 4.7
ROW: 1, COL: 2, VALUE: 95.3
STOCKS 94.9%
SHORT-TERM
INVESTMENTS 5.1%
FOREIGN
INVESTMENTS 3.7%
STOCKS 95.3%
SHORT-TERM
INVESTMENTS 4.7%
FOREIGN
INVESTMENTS 4.3%
ROW: 1, COL: 1, VALUE: 5.1
ROW: 1, COL: 2, VALUE: 94.90000000000001
*
**
INVESTMENTS MAY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 95.3%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.1%
Boeing Co.   308,920 $ 14,712
BASIC INDUSTRIES - 2.8%
CHEMICALS & PLASTICS - 1.4%
Avery Dennison Corp.   200,000  10,362
Minerals Technologies, Inc.   1,109,900  58,755
Monsanto Co.   405,500  22,455
Union Carbide Corp.   1,063,900  53,129
  144,701
IRON & STEEL - 0.1%
Steel Dynamics, Inc. (a)  554,200  10,737
PACKAGING & CONTAINERS - 0.2%
Owens-Illinois, Inc.   300,000  13,481
Tupperware Corp.   78,800  2,128
  15,609
PAPER & FOREST PRODUCTS - 1.1%
Kimberly-Clark Corp.   1,053,000  52,189
Unisource Worldwide, Inc. (c)  4,873,950  62,448
  114,637
TOTAL BASIC INDUSTRIES   285,684
DURABLES - 1.2%
AUTOS, TIRES, & ACCESSORIES - 0.8%
AutoZone, Inc. (a)  2,100,000  69,825
Danaher Corp.   206,600  7,470
  77,295
CONSUMER DURABLES - 0.2%
Minnesota Mining & Manufacturing Co.   200,000  18,525
HOME FURNISHINGS - 0.1%
Linens'n Things, Inc. (a)  497,000  15,966
TEXTILES & APPAREL - 0.1%
NIKE, Inc. Class B  121,000  5,566
Warnaco Group, Inc. Class A  75,000  3,094
  8,660
TOTAL DURABLES   120,446
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 2.9%
ENERGY SERVICES - 0.9%
Halliburton Co.   700,000 $ 33,163
Schlumberger Ltd.   682,700  53,293
  86,456
OIL & GAS - 2.0%
Anadarko Petroleum Corp.   744,800  49,157
Apache Corp.   450,000  15,384
EEX Corp. (a)  1,275,000  12,591
Enron Oil & Gas Co.   1,275,000  25,898
Total SA sponsored ADR  1,454,900  90,658
Vintage Petroleum, Inc.   600,000  10,875
  204,563
TOTAL ENERGY   291,019
FINANCE - 7.1%
BANKS - 1.2%
Citicorp  365,000  54,430
Norwest Corp.   497,800  19,352
State Street Corp.   125,000  8,617
Synovus Financial Corp.   75,000  1,683
U.S. Bancorp   425,400  16,644
Wells Fargo & Co.   50,000  18,075
  118,801
CREDIT & OTHER FINANCE - 0.9%
American Express Co.   857,516  88,003
FEDERAL SPONSORED CREDIT - 2.5%
Freddie Mac  1,550,400  70,543
Fannie Mae  3,024,300  181,080
  251,623
INSURANCE - 1.9%
Allmerica Financial Corp.   1,473,161  92,349
American International Group, Inc.   150,000  18,572
Marsh & McLennan Companies, Inc.   142,000  12,434
St. Paul Companies, Inc. (The)  1,090,000  48,369
SunAmerica, Inc.   550,000  26,743
  198,467
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
SAVINGS & LOANS - 0.1%
TCF Financial Corp.   200,000 $ 6,513
SECURITIES INDUSTRY - 0.5%
Schwab (Charles) Corp.   395,750  13,060
Travelers Group, Inc. (The)  700,099  42,706
  55,766
TOTAL FINANCE   719,173
HEALTH - 15.2%
DRUGS & PHARMACEUTICALS - 8.8%
American Home Products Corp.   1,450,000  70,053
Amgen, Inc. (a)  200,000  12,100
Bristol-Myers Squibb Co.   1,569,600  168,732
Elan Corp. PLC ADR (a)  825,000  50,480
Forest Laboratories, Inc. (a)  2,003,200  66,106
Genzyme Corp.   425,000  11,634
Lilly (Eli) & Co.   1,825,000  112,123
Medimmune, Inc. (a)  1,100,000  54,862
Merck & Co., Inc.   622,400  72,860
Parexel International Corp.   147,500  4,425
Pfizer, Inc.   570,000  59,743
Scherer R.P. Corp. (a)  338,600  27,956
Schering-Plough Corp.   1,039,000  86,951
SmithKline Beecham PLC ADR  216,200  11,634
Warner-Lambert Co.   1,003,200  64,017
Watson Pharmaceuticals, Inc. (a)  475,000  20,781
Xoma, Inc. (a)  666  3
  894,460
MEDICAL EQUIPMENT & SUPPLIES - 2.7%
Allegiance Corp.   250,000  12,500
Arterial Vascular Engineering, Inc. (a)  980,000  30,288
Cardinal Health, Inc.   509,200  45,382
Guidant Corp.   400,000  25,775
Johnson & Johnson  669,300  46,224
McKesson Corp.   757,800  59,203
Medtronic, Inc.   673,200  37,447
Sonus Pharmaceuticals, Inc. (a)(c)  849,500  11,893
Thermo Cardiosystems, Inc. (a)  335,000  7,538
  276,250
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - 3.7%
Concentra Managed Care, Inc. (a)  425,000 $ 9,934
Coram Healthcare Corp. warrants 7/11/99 (a)  30,552  -
Covance, Inc. (a)  106,775  2,262
Coventry Health Care, Inc. (a)  798,100  11,573
Foundation Health Systems, Inc. Class A (a) 1,175,000 35,764 HEALTHSOUTH Corp. (a) 2,020,200 57,323
Humana, Inc. (a)  1,275,000  39,605
PacifiCare Health Systems, Inc. Class B   218,800  18,078
Tenet Healthcare Corp. (a)  500,000  17,500
United HealthCare Corp.   2,373,200  151,885
Wellpoint Health Networks, Inc. (a)  510,000  33,150
  377,074
TOTAL HEALTH   1,547,784
INDUSTRIAL MACHINERY & EQUIPMENT - 6.6%
ELECTRICAL EQUIPMENT - 2.7%
Adtran, Inc. (a)  400,000  9,725
Ericsson (L.M.) Telephone Co. Class B ADR  1,000,000  27,875
General Electric Co.   2,600,000  216,775
General Instrument Corp. (a)  600,000  14,287
Glenayre Technologies, Inc. (a)  600,000  9,188
  277,850
INDUSTRIAL MACHINERY & EQUIPMENT - 0.6%
Tyco International Ltd.   387,458  21,456
United States Filter Corp. (a)  1,125,000  34,242
  55,698
POLLUTION CONTROL - 3.3%
Allied Waste Industries, Inc. (a)  575,000  15,237
American Disposal Services, Inc. (a)  265,000  10,376
Superior Services, Inc. (a)  395,000  12,097
USA Waste Services, Inc. (a)  6,399,125  301,959
  339,669
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   673,217
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - 5.8%
BROADCASTING - 1.1%
CBS Corp.   700,000 $ 22,225
Clear Channel Communications, Inc. (a)  121,100  11,611
Metromedia Fiber Network, Inc. Class A 223,900 9,152 Tele-Communications, Inc. (TCI Group), Series A 475,000 16,298
Time Warner, Inc.   502,462  39,098
USA Networks, Inc. (a)  738,000  18,081
  116,465
ENTERTAINMENT - 0.3%
Disney (Walt) Co.   295,500  33,428
LEISURE DURABLES & TOYS - 0.0%
Callaway Golf Co.   50,000  1,031
LODGING & GAMING - 0.2%
Mirage Resorts, Inc. (a)  979,000  20,376
PUBLISHING - 1.1.%
Cognizant Corp.   755,000  40,204
U S WEST Media Group (a)  1,798,200  66,646
  106,850
RESTAURANTS - 3.1%
Apple South, Inc.   1,100,000  14,437
Brinker International, Inc. (a)  450,000  9,787
CKE Restaurants, Inc.   2,262,510  71,835
Cheesecake Factory, Inc. (a)  362,500  7,318
Landry's Seafood Restaurants, Inc. (a)  667,700  15,128
McDonald's Corp.   1,900,000  124,688
Papa John's International, Inc. (a)  610,600  25,416
Starbucks Corp. (a)  852,300  40,910
Tricon Global Restaurants, Inc.   155,910  4,843
  314,362
TOTAL MEDIA & LEISURE   592,512
NONDURABLES - 7.5%
AGRICULTURE - 0.5%
DEKALB Genetics Corp. Class B  350,500  33,604
Delta & Pine Land Co.   325,000  13,914
  47,518
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
BEVERAGES - 2.9%
Anheuser-Busch Companies, Inc.   328,500 $ 15,090
Cadbury-Schweppes PLC Ord.   100,000  1,527
Coca-Cola Co. (The)  1,220,400  95,649
PepsiCo, Inc.   4,638,500  189,309
  301,575
FOODS - 1.2%
Archer-Daniels-Midland Co.   1,292,500  24,396
Heinz (H.J.) Co.   350,000  18,572
Nabisco Holdings Corp. Class A  566,400  26,337
Quaker Oats Co.   225,000  12,980
Sara Lee Corp.   750,000  44,156
  126,441
HOUSEHOLD PRODUCTS - 2.1%
Clorox Co.   551,000  46,009
Gillette Co.   452,298  52,975
Procter & Gamble Co.   1,302,800  109,354
Safeskin Corp. (a)  100,000  3,500
  211,838
TOBACCO - 0.8%
Philip Morris Companies, Inc.   2,108,400  78,802
TOTAL NONDURABLES   766,174
PRECIOUS METALS - 0.1%
Barrick Gold Corp.   521,800  10,046
Newmont Mining Corp.   59,700  1,489
  11,535
RETAIL & WHOLESALE - 10.8%
APPAREL STORES - 1.2%
Abercrombie & Fitch Co.   301,000  12,717
Gap, Inc.   1,041,700  56,252
TJX Companies, Inc.   1,091,828  51,043
  120,012
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
DRUG STORES - 1.1%
CVS Corp.   1,115,895 $ 78,322
Rite Aid Corp.   900,000  32,231
  110,553
GENERAL MERCHANDISE STORES - 2.0%
Consolidated Stores Corp. (a)  318,750  12,172
Costco Companies, Inc. (a)  355,400  20,569
Wal-Mart Stores, Inc.   3,200,600  176,633
  209,374
GROCERY STORES - 0.7%
Albertson's, Inc.   475,000  21,998
Safeway, Inc. (a)  515,200  18,773
U.S. Foodservice, Inc. (a)  586,310  19,422
Whole Foods Market, Inc. (a)  170,000  9,350
  69,543
RETAIL & WHOLESALE, MISCELLANEOUS - 5.8%
Barnes & Noble, Inc. (a)  464,000  15,718
Bed Bath & Beyond, Inc. (a)  479,800  24,080
Best Buy Co., Inc. (a)  1,500,000  48,938
Circuit City Stores, Inc. - Circuit City Group  359,300  15,225
Henry Schein, Inc. (a)  596,375  22,961
Home Depot, Inc.   422,050  33,157
IKON Office Solutions, Inc.   4,223,900  89,494
Lowe's Companies, Inc.   500,100  39,602
Micro Warehouse, Inc. (a)  1,428,300  24,995
Officemax, Inc. (a)  1,172,700  19,276
PC Connection, Inc.   377,400  5,425
Staples, Inc. (a)  3,724,512  93,578
Sunglass Hut International, Inc. (a)  1,200,000  14,625
Tandy Corp.   2,289,900  101,328
Viking Office Products, Inc. (a)  1,683,500  48,138
  596,540
TOTAL RETAIL & WHOLESALE   1,106,022
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - 2.4%
ADVERTISING - 0.1%
Omnicom Group, Inc.   227,400 $ 10,645
LEASING & RENTAL - 0.4%
Hertz Corp. Class A  212,100  9,730
Hollywood Entertainment Corp. (a)(c)  1,858,200  19,511
Viacom, Inc. Class B (non-vtg.) (a)  217,830  11,981
  41,222
SERVICES - 1.9%
Cendant Corp. (a)  2,439,245  52,901
Corrections Corp. of America (a)  1,291,000  29,370
Medpartners, Inc. (a)  9,795,500  87,547
Premier Technologies, Inc. (a)  75,000  1,791
Service Corp. International  412,100  16,845
  188,454
TOTAL SERVICES   240,321
TECHNOLOGY - 26.8%
COMMUNICATIONS EQUIPMENT - 3.8%
Advanced Fibre Communication, Inc. (a)  1,000,000  37,062
Ascend Communications, Inc. (a)  100,000  4,319
Ciena Corp. (a)  450,000  23,400
Cisco Systems, Inc. (a)  1,208,700  91,408
Davox Corp. (a)  575,000  10,566
Dialogic Corp. (a)  732,900  24,186
Inter-Tel, Inc.   1,217,300  22,862
Lucent Technologies, Inc.   494,400  35,071
Natural Microsystems (a)(c)  1,084,600  23,217
Nokia Corp. AB sponsored ADR  1,575,000  102,277
3Com Corp. (a)  500,000  12,688
  387,056
COMPUTER SERVICES & SOFTWARE - 10.2%
America Online, Inc. (a)  600,000  49,987
At Home Corp., Series A  525,000  18,244
Automatic Data Processing, Inc.   425,400  27,066
BEA Systems, Inc. (a)  625,000  12,539
CBT Group PLC sponsored ADR (a)  230,400  11,462
Cadence Design Systems, Inc. (a)  570,650  20,115
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Ceridian Corp. (a)  96,600 $ 5,216
Check Point Software Technologies Ltd. (a)  550,000  15,400
CompUSA, Inc. (a)(c)  5,343,900  84,166
Com21, Inc.   4,900  72
DST Systems, Inc. (a)  769,300  40,677
E Trade Group, Inc. (a)  493,000  10,661
Electronic Data Systems Corp.   1,258,500  45,778
Equifax, Inc.   478,200  17,395
First Data Corp.   240,162  7,985
Fiserv, Inc. (a)  300,000  11,794
HBO & Co.   709,000  40,923
Intuit, Inc.   500,000  23,687
J.D. Edwards & Co.   300,000  11,034
Learning Co., Inc. (The)  1,200,000  34,200
Manugistics Group, Inc. (a)  175,000  4,982
Microsoft Corp. (a)  4,100,000  347,731
National Data Corp.   44,300  1,661
Oracle Corp. (a)  915,000  21,617
Parametric Technology Corp. (a)  238,600  7,315
Paychex, Inc.   323,250  11,637
PeopleSoft, Inc. (a)  600,000  26,212
Security Dynamics Technologies, Inc. (a)  400,000  8,450
Shared Medical Systems Corp.   250,000  18,188
Siebel Systems, Inc. (a)  950,000  21,613
Symantec Corp. (a)  935,400  22,333
Transition Systems, Inc.   100,000  1,981
Verisign, Inc.   350,000  11,178
Wind River Systems, Inc. (a)  300,000  9,938
Yahoo, Inc. (a)  375,000  41,063
  1,044,300
COMPUTERS & OFFICE EQUIPMENT - 8.1%
Apple Computer, Inc. (a)  400,000  10,650
Bay Networks, Inc.   1,100,000  30,456
CDW Computer Centers, Inc. (a)(c)  1,328,600  54,722
Compaq Computer Corp.   1,000,000  27,312
Comverse Technology, Inc. (a)  980,500  48,994
Dell Computer Corp. (a)  2,898,800  238,879
EMC Corp. (a)  1,140,000  47,239
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
Exabyte Corp. (a)(c)  1,385,000 $ 13,504
FileNet Corp. (a)(c)  812,100  44,691
Hewlett-Packard Co.   750,000  46,594
Ingram Micro, Inc. Class A (a)  100,000  4,406
Lexmark International Group, Inc. (a)  925,000  51,337
MMC Networks, Inc.   595,000  15,470
Micron Electronics, Inc. (a)  625,000  6,641
Network Appliance, Inc.   1,200,000  41,738
Pitney Bowes, Inc.   425,000  19,975
Quantum Corp. (a)  1,650,000  36,094
SanDisk Corp. (a)(c)  1,823,900  29,410
Splash Technology Holdings, Inc. (a)  225,000  3,811
Symbol Technologies, Inc.   322,500  11,348
Xerox Corp.   401,700  41,275
  824,546
ELECTRONIC INSTRUMENTS - 0.8%
Applied Materials, Inc. (a)  867,600  27,763
KLA-Tencor Corp. (a)  272,900  9,210
Perkin-Elmer Corp.   73,300  5,021
Sawtek, Inc. (a)  439,700  11,281
Thermo Electron Corp. (a)  908,000  31,894
  85,169
ELECTRONICS - 3.5%
Brightpoint, Inc. (a)  1,767,100  27,942
Etec Systems, Inc. (a)  643,800  23,539
Intel Corp.   1,104,200  78,881
Linear Technology Corp.   383,500  26,821
Maxim Integrated Products, Inc. (a)  415,200  13,857
Micron Technology, Inc. (a)  419,500  9,885
Molex, Inc.   175,000  4,561
Motorola, Inc.   790,700  41,858
Rambus, Inc.   1,075,000  41,555
Sterling Commerce, Inc. (a)  75,000  2,977
Texas Instruments, Inc.   1,269,200  65,205
Xilinx, Inc. (a)  525,000  19,966
  357,047
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
PHOTOGRAPHIC EQUIPMENT - 0.4%
Imation Corp. (a)  1,965,220 $ 35,742
TOTAL TECHNOLOGY   2,733,860
TRANSPORTATION - 0.8%
AIR TRANSPORTATION - 0.8%
ASA Holdings, Inc.   200,000  7,862
Comair Holdings, Inc.   362,500  9,651
Deutsche Lufthansa AG (Reg.) (d)  1,053,000  26,360
Ryanair Holdings PLC sponsored ADR  389,800  13,692
Southwest Airlines Co.   312,500  8,340
Viad Corp.   504,400  13,619
  79,524
UTILITIES - 5.2%
CELLULAR - 2.5%
AirTouch Communications, Inc. (a)  561,065  26,721
Iridium World Communications Ltd. Class A  409,400  22,517
Nextel Communications, Inc. Class A (a)  8,697,300  204,930
Teligent, Inc. Class A  141,700  3,791
  257,959
GAS - 0.9%
Enron Corp.   1,811,237  90,788
TELEPHONE SERVICES - 1.8%
AT&T Corp.   273,600  16,655
Frontier Corp.   850,000  25,872
LCI International, Inc. (a)  400,000  14,975
NEXTLINK Communications, Inc. Class A (a)  339,800  10,597
Qwest Communications International, Inc.   400,000  13,225
WorldCom, Inc. (a)  2,310,190  105,114
  186,438
TOTAL UTILITIES   535,185
TOTAL COMMON STOCKS
(Cost $6,971,074)   9,717,168
CASH EQUIVALENTS - 4.7%
 SHARES VALUE (NOTE 1)
  (000S)
Taxable Central Cash Fund (b)  474,835,100 $ 474,835
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.55%, dated
5/29/98 due 6/1/98  $ 4,607  4,605
TOTAL CASH EQUIVALENTS
(Cost $479,440)   479,440
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $7,450,514)   $ 10,196,608
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.56%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Affiliated company (see Note 7 of Notes to Financial Statements).
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $26,360,000 or 0.3% of net assets.
INCOME TAX INFORMATION
At May 31,1998, the aggregate cost of investment securities for income tax purposes was $7,455,693,000. Net unrealized appreciation aggregated $2,740,915,000, of which $3,223,876,000 related to appreciated investment securities and $482,961,000 related to depreciated investment securities.
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT)                          MAY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                           $ 10,196,608
AGREEMENTS OF $4,605) (COST $7,450,514) -
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                     81,751

RECEIVABLE FOR FUND SHARES SOLD                                                     17,294

DIVIDENDS RECEIVABLE                                                                7,083

INTEREST RECEIVABLE                                                                 1,994

OTHER RECEIVABLES                                                                   1,928

 TOTAL ASSETS                                                                       10,306,658

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                        $ 82,694

PAYABLE FOR FUND SHARES REDEEMED                                          47,063

ACCRUED MANAGEMENT FEE                                                    3,719

OTHER PAYABLES AND ACCRUED EXPENSES                                       1,957

 TOTAL LIABILITIES                                                                  135,433

NET ASSETS                                                                         $ 10,171,225

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                    $ 7,001,413

UNDISTRIBUTED NET INVESTMENT INCOME                                                 13,133

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                               410,592
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                           2,746,087
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 219,943 SHARES OUTSTANDING                                         $ 10,171,225

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                                $46.24
PER SHARE ($10,171,225 (DIVIDED BY) 219,943 SHARES)



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                       SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                          $ 36,599
DIVIDENDS (INCLUDING $2,070 RECEIVED FROM AFFILIATED ISSUERS)

INTEREST                                                                    12,734

 TOTAL INCOME                                                               49,333

EXPENSES

MANAGEMENT FEE                                                   $ 31,163
BASIC FEE

 PERFORMANCE ADJUSTMENT                                           (8,202)

TRANSFER AGENT FEES                                               11,453

ACCOUNTING FEES AND EXPENSES                                      413

NON-INTERESTED TRUSTEES' COMPENSATION                             31

CUSTODIAN FEES AND EXPENSES                                       83

REGISTRATION FEES                                                 66

AUDIT                                                             42

LEGAL                                                             27

INTEREST                                                          1

MISCELLANEOUS                                                     17

 TOTAL EXPENSES BEFORE REDUCTIONS                                 35,094

 EXPENSE REDUCTIONS                                               (1,375)   33,719

NET INVESTMENT INCOME                                                       15,614

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES (INCLUDING REALIZED GAIN (LOSS) OF         438,864
 ($29,731) ON SALES OF INVESTMENTS IN AFFILIATED ISSUERS)

 FOREIGN CURRENCY TRANSACTIONS                                    (43)      438,821

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                            383,197

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                     (4)       383,193

NET GAIN (LOSS)                                                             822,014

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                            $ 837,628
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                     SIX MONTHS ENDED  YEAR ENDED
                                                         MAY 31, 1998      NOVEMBER 30,
                                                         (UNAUDITED)       1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 15,614          $ 54,438
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 438,821           1,232,626

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     383,193           107,522

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          837,628           1,394,586
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (48,255)          (61,467)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (1,042,008)       (321,291)

 TOTAL DISTRIBUTIONS                                      (1,090,263)       (382,758)

SHARE TRANSACTIONS                                        1,535,308         3,489,762
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            1,080,838         379,989

 COST OF SHARES REDEEMED                                  (2,716,510)       (3,964,019)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (100,364)         (94,268)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (352,999)         917,560

NET ASSETS

 BEGINNING OF PERIOD                                      10,524,224        9,606,664

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 10,171,225      $ 10,524,224
INCOME OF $13,133 AND $54,423, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                     33,635            79,391

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  26,013            9,441

 REDEEMED                                                 (59,671)          (89,516)

 NET INCREASE (DECREASE)                                  (23)              (684)




FINANCIAL HIGHLIGHTS
                              SIX MONTHS ENDED            YEARS ENDED NOVEMBER 30,
                              MAY 31, 1998

                              (UNAUDITED)        1997      1996     1995     1994      1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 47.84            $ 43.54   $ 38.42  $ 28.25  $ 30.91   $ 28.13
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT                .07 D             .24 D     .34      .20      .12       .07
 INCOME

 NET REALIZED                  3.26              5.80      6.72     11.00    .28       3.99
 AND UNREALIZED
 GAIN (LOSS)

 TOTAL FROM INVESTMENT         3.33              6.04      7.06     11.20    .40       4.06
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           (.22)            (.28)     (.14)    (.22)    (.07)     (.07)
 INCOME

 FROM NET REALIZED GAIN        (4.71)           (1.46)    (1.80)   (.81)    (2.99)    (1.21)

 TOTAL DISTRIBUTIONS           (4.93)           (1.74)    (1.94)   (1.03)   (3.06)    (1.28)

NET ASSET VALUE,              $ 46.24           $ 47.84   $ 43.54  $ 38.42  $ 28.25   $ 30.91
END OF PERIOD

TOTAL RETURN B, C              8.23%            14.63%    19.55%   41.22%   1.23%     15.04%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 10,171         $ 10,524  $ 9,607  $ 6,186  $ 2,979   $ 2,423
PERIOD (IN MILLIONS)

RATIO OF EXPENSES TO           .68% A          .71%      .88%     .96%     1.06%     1.08%
AVERAGE NET ASSETS

RATIO OF EXPENSES              .65% A, E       .68% E    .85% E   .95% E   1.05% E   1.07% E
TO AVERAGE NET
ASSETS AFTER
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT        .30% A          .54%      .96%     .76%     .64%      .43%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        72% A           93%       78%      97%      135%      159%

AVERAGE COMMISSION            $ .0433          $ .0444    .0414
RATE  F


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Growth Company Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S.
dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Under the Plan, deferred amounts are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds, including shares of the fund.
Deferred amounts remain in the fund until distributed in accordance with the Plan.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts.
These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $3,571,338,000 and $4,669,048,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .44% of average net assets after the performance adjustment.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an
affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets. ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,329,000 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $5,271,000. The weighted average interest rate was 6.13%.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $1,003,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $4,000 and $368,000, respectively, under these arrangements.
7. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
AMOUNTS IN THOUSANDS
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
CDW Computer Centers, Inc..  $ 11,247 $ - $ - $ 54,722
CompUSA, Inc. .  19,662  -  -  84,166
Exabyte Corp.   2,727  -  -  13,504
FileNet Corp.   1,657  -  -  44,691
Hollywood Entertainment Corp.   -  4,538  -  19,511
Imation Corp.   -  20,774  -  -
JP Foodservice, Inc.   8,609  9,091  -  -
Micro Warehouse, Inc.   -  27,807  -  -
Minerals Technologies, Inc.   -  7,161  31  -
Natural Microsystems   15,193  -  -  23,217
Samsonite Corp.   -  12,220  -  -
SanDisk Corp.   -  991  -  29,410
Sonus Pharmaceuticals, Inc.   11,502  -  -  11,893
Splash Technology Holdings, Inc.   -  1,296  -  -
Unisource Worldwide, Inc.   -  10,139  2,039  62,448
TOTALS  $ 70,597 $ 94,017 $ 2,070 $ 343,562
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Steven Wymer, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
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SM
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THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
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 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY

(REGISTERED TRADEMARK)

NEW MILLENNIUM(registered trademark)
FUND
SEMIANNUAL REPORT
MAY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK             6   THE MANAGER'S REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    9   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           10  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  24  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 28  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
While low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first five months of 1998, concerns about continuing economic and political difficulties in Asia colored their performance. The stock market reached record heights due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian volatility would affect business prospects. The bond market benefited from these retreats, as investors sought alternatives offering lower volatility.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998          PAST 6  PAST 1  PAST 5   LIFE OF
                                    MONTHS  YEAR    YEARS    FUND

FIDELITY NEW MILLENNIUM             11.08%  21.34%  182.93%  219.42%

FIDELITY NEW MILLENNIUM             7.75%   17.70%  174.44%  209.84%
(INCL. 3.00% SALES CHARGE)

S&P 500 (REGISTERED TRADEMARK)      15.06%  30.69%  172.18%  182.45%

CAPITAL APPRECIATION FUNDS AVERAGE  9.06%   22.75%  110.89%  N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 28, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the capital appreciation funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 247 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998               PAST 1  PAST 5  LIFE OF
                                         YEAR    YEARS   FUND

FIDELITY NEW MILLENNIUM                  21.34%  23.12%  23.87%

FIDELITY NEW MILLENNIUM                  17.70%  22.37%  23.18%
(INCL. 3.00% SALES CHARGE)

S&P 500                                  30.69%  22.17%  21.09%

CAPITAL APPRECIATION FUNDS AVERAGE       22.75%  15.41%  N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
             New Millennium              S&P 500
             00300                       SP001
  1992/12/28       9700.00                    10000.00
  1992/12/31       9777.60                     9923.75
  1993/01/31      10291.70                    10007.11
  1993/02/28      10029.80                    10143.21
  1993/03/31      10437.20                    10357.23
  1993/04/30      10340.20                    10106.58
  1993/05/31      10951.30                    10377.44
  1993/06/30      11038.60                    10407.53
  1993/07/31      11242.30                    10365.90
  1993/08/31      11620.60                    10758.77
  1993/09/30      11892.20                    10675.93
  1993/10/31      12105.60                    10896.92
  1993/11/30      11610.90                    10793.40
  1993/12/31      12189.94                    10924.00
  1994/01/31      12418.52                    11295.42
  1994/02/28      12448.35                    10989.31
  1994/03/31      11682.76                    10510.18
  1994/04/30      11613.16                    10644.71
  1994/05/31      11533.62                    10819.28
  1994/06/30      11285.05                    10554.21
  1994/07/31      11523.67                    10900.39
  1994/08/31      12160.01                    11347.30
  1994/09/30      12368.81                    11069.29
  1994/10/31      12756.58                    11318.35
  1994/11/30      12229.61                    10906.14
  1994/12/31      12290.89                    11067.88
  1995/01/31      12026.25                    11354.87
  1995/02/28      12546.03                    11797.37
  1995/03/31      13014.85                    12145.51
  1995/04/30      13830.19                    12503.19
  1995/05/31      13983.06                    13002.94
  1995/06/30      15195.88                    13305.00
  1995/07/31      16500.42                    13746.20
  1995/08/31      16694.06                    13780.70
  1995/09/30      17325.95                    14362.24
  1995/10/31      17162.88                    14310.97
  1995/11/30      18457.23                    14939.22
  1995/12/31      18699.43                    15226.95
  1996/01/31      18382.01                    15745.28
  1996/02/29      19679.17                    15891.24
  1996/03/31      20056.13                    16044.27
  1996/04/30      21231.33                    16280.76
  1996/05/31      21830.02                    16700.64
  1996/06/30      21098.29                    16764.27
  1996/07/31      19346.57                    16023.63
  1996/08/31      20344.39                    16361.56
  1996/09/30      21763.50                    17282.39
  1996/10/31      21852.20                    17759.04
  1996/11/30      23049.58                    19101.45
  1996/12/31      23027.71                    18723.05
  1997/01/31      24805.04                    19892.86
  1997/02/28      22902.22                    20048.82
  1997/03/31      22400.88                    19225.02
  1997/04/30      23232.65                    20372.75
  1997/05/31      25534.27                    21613.04
  1997/06/30      26354.64                    22581.31
  1997/07/31      29909.62                    24378.10
  1997/08/31      29943.80                    23012.44
  1997/09/30      31470.61                    24272.83
  1997/10/31      28736.02                    23462.12
  1997/11/30      27892.85                    24548.18
  1997/12/31      28700.30                    24969.67
  1998/01/31      28233.53                    25245.84
  1998/02/28      30698.77                    27066.57
  1998/03/31      32606.09                    28452.65
  1998/04/30      33021.29                    28738.88
  1998/05/29      30984.22                    28244.86
IMATRL PRASUN   SHR__CHT 19980531 19980612 160144 R00000000000069
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity New Millennium Fund on December 28, 1992, when the fund started, and the current 3.00% sales charge was paid. As the chart shows, by May 31, 1998, the value of the investment would have grown to $30,984 - a 209.84% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $28,245 - a 182.45% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Although renewed concerns about
economic difficulties in Asia late
in the period tempered the rapid
growth of U.S. equity markets, the
Standard & Poor's 500 Index - a
measure of the U.S. stock market -
still managed to return 15.06%
during the six months that ended
May 31, 1998. As feared, some
U.S. corporations with business
exposure to Asia did report
disappointing earnings and their
stocks were harshly punished.
However, investors seemed to
adopt a new attitude - one that
overlooked short-term troubles
and focused on longer-term growth
- helping many of these stocks to
rebound quickly. In addition, the
continued strength of the U.S.
economy, combined with low
interest rates and low inflation,
seemed to buoy the stock market
for much of the period. The upward
climb of the stock market
stagnated in mid- and late May
when investors were inundated
with worrisome news about the
stability of Asian markets.
Specifically, the president of
Indonesia resigned amidst civil
strife and a battle over nuclear
testing erupted between Pakistan
and India. Concerns about falling
demand for U.S. exports
particularly hurt technology
companies, especially during the
intensified investigation of
Microsoft by the Justice
Department in May. As a result of
concerns about these tumultuous
events and their potential impact
on the U.S. economy, the Dow
Jones Industrial Average produced a
negative return in May for the first
time in 1998 - although the Dow
was still up 13.29% for the first five
months of 1998.
An interview with Neal Miller, Portfolio Manager of Fidelity New
Millennium Fund
Q. NEAL, HOW DID THE FUND PERFORM?
A. It has been a challenging period for the fund. For the six months that ended May 31, 1998, the fund returned 11.08%, while the capital appreciation funds average tracked by Lipper Analytical Services returned 9.06%, and the Standard & Poor's 500 Index returned 15.06%. For the 12 months that ended May 31, 1998, the fund returned 21.34%, compared to 22.75% for the Lipper average and 30.69% for the S&P 500.
Q. WHAT HELD THE FUND'S PERFORMANCE BACK RELATIVE TO THE S&P 500 OVER THE PAST SIX MONTHS?
A. The S&P 500's return has been stellar, but most of its advance was concentrated among a narrow group of stocks. Investors gravitated toward steady growers and the largest stocks in the market. At the same time, stocks of small- and medium-sized companies - where I tend to spend most of my time looking for opportunities - lagged. I'm quite proud of the fact that the fund's longer-term performance is still ahead of the S&P, but the past year or so has presented a particularly difficult market backdrop for the fund.
Q. DID ASIAN TURMOIL HAVE SOMETHING TO DO WITH THIS DIFFICULT
ENVIRONMENT?
A. The effects of the Asian crisis have been considerable, and may continue to be so. For example, what has come to be known as the "Asian contagion" ate into the performance of one of the fund's top holdings, Brazilian telephone company Telebras. As a result of investors' fears that financial problems in Asia would spread, stocks in such other emerging markets as Brazil also suffered. In spite of an incredibly promising story - this government-owned telecommunications giant will be privatized and split into 12 separate entities - Telebras stock dropped during the period.
Q. DID YOUR REDUCTION OF THE FUND'S TECHNOLOGY HOLDINGS RESULT FROM THE CONTINUING PROBLEMS IN ASIA?
A. That was part of the story. To be sure, decreasing demand from Asia resulted in increased inventories that weighed heavily on semiconductor and associated product prices. But there's more. First, the corporate world is converting from high-priced personal computer
(PC) products to much-lower-priced PCs, which crimps profits. Second, some computer companies shifted to a build-to-order system, causing dislocations among companies in the PC manufacturing chain. Third, the U.S. Justice Department filed suit against Microsoft at a time when PC and component manufacturers were counting on Windows 98 to stimulate a new upgrade cycle. Finally, cheaper PC prices have not resulted in an anticipated upswing in purchases by retail consumers.
Q. WHAT INVESTMENT THEME WAS REFLECTED BY THE INCREASE IN THE FUND'S INVESTMENTS IN THE UTILITIES AND MEDIA AND LEISURE SECTORS?
A. The investment theme most affected was the digitization of information in both telecommunications and entertainment. With the deregulation of telephone services, many companies are working toward providing a digital format for communications. I sought to take advantage of that trend through several areas. First, I invested in hardware providers, such as Cisco Systems, as well as service providers, such as Intermedia Communications and Nextel. Second, on the broadcast side, I looked for companies poised to benefit from the fact that broadcast signals will come in digital form after the year 2000. Examples included investments in entertainment provider Time Warner and broadcaster BHC Communications during the period.
Q. CAN YOU HIGHLIGHT HOW SOME OF THE FUND'S TOP 10 INVESTMENTS
PERFORMED?
A. The fund's top performer during the period was CMG Information Services, a complex of businesses offering an array of Internet services. Best Buy, an electronics retailer, also performed well due to its potent product mix, especially in the digital gadget area. In addition, ASM Lithography continued to profit from its competitive position as a leader in the ultra-violet stepper business that produces patterns on semiconductor wafers. While I cut back on the fund's energy service stocks in order to narrow the portfolio's focus and avoid the negative effects of falling oil prices, Coflexip proved to be a strong stock because of its attractive products and the positive impact of a management turnaround. However, energy service company Smith International suffered due to the downdraft in energy prices.
Q. WHAT'S YOUR OUTLOOK?
A. Looking at Asia first, its future impact is uncertain. Currency devaluations there could bring an influx of cheaper imports to the U.S., helping to prolong our economic cycle by keeping wage rates and prices down. If economic stability ensues, interest rates could remain stable - a positive for small-company stocks that tend to be interest-rate sensitive. With continued growth, low inflation and stable interest rates, the overall market backdrop for the kinds of stocks the fund owns could improve by the third quarter of 1998.
NEAL MILLER ON TRENDS FALLING IN
OR OUT OF HIS FAVOR:
CEMENT: "I'VE REINFORCED THE
PORTFOLIO'S FOCUS ON CEMENT-RELATED
INVESTMENTS. THERE'S BEEN A LACK OF
CEMENT SUPPLY, HELPING TO SUPPORT
ITS PRICE. AT THE SAME TIME,
RE-AUTHORIZATION OF THE FEDERAL
HIGHWAY BILL AND CONSTRUCTION
PLANS FOR REAL ESTATE INVESTMENT
TRUSTS (REITS) POINT TO INCREASED
DEMAND IN THE PIPELINE. TWO OF THE
FUND'S LARGE INVESTMENTS,
SOUTHDOWN AND MARTIN MARIETTA
MATERIALS, WERE PURCHASED AS PLAYS
ON THIS THEME."
YEAR 2000: "ONE THEME THAT
LOOKS TO HAVE PLAYED ITSELF OUT
REVOLVES AROUND THE YEAR 2000
PROBLEM - THE FACT THAT MOST
SOFTWARE WILL READ `00' IN CODE AS
1900 RATHER THAN AS 2000 AT THE
TURN OF THE CENTURY. IT APPEARS THAT
EXPENDITURES FOR THIS ISSUE ARE
STARTING TO PEAK, SO I'VE PARED BACK
IN THIS AREA. PERFORMANCE OF
COMPANIES IN THIS AREA WAS MIXED.
FOR EXAMPLE, KEANE PROVED TO BE
ONE OF THE FUND'S TOP PERFORMERS
DURING THE PERIOD, BUT VIASOFT
STRUGGLED."
SELF-HELP MEDICINE: "THE MARKET
FOR VITAMIN-MEDICINE COMBINATIONS
HAS GROWN, HELPED BY POSITIVE
LEGISLATIVE AND SOCIAL
UNDERPINNINGS. SQUARE FOOTAGE FOR
HERBAL SUPPLEMENTS IN STORES HAS
INCREASED. I SOUGHT TO MAKE
INVESTMENTS ACROSS ALL PARTS OF THE
PRODUCTION, DISTRIBUTION AND SALES
PATH, INCLUDING REXALL SUNDOWN,
WHICH PROVIDES SUCH PRODUCTS FOR
WAL-MART."
FUND FACTS
GOAL: LONG-TERM CAPITAL
APPRECIATION BY INVESTING
MAINLY IN EQUITY SECURITIES OF
COMPANIES THAT ARE LIKELY TO
BENEFIT FROM SOCIAL AND
ECONOMIC TRENDS
FUND NUMBER: 300
TRADING SYMBOL: FMILX
START DATE: DECEMBER 28, 1992
SIZE: AS OF MAY 31, 1998,
MORE THAN $1.5 BILLION
MANAGER: NEAL MILLER, SINCE
INCEPTION; JOINED FIDELITY IN 1988
(CHECKMARK)
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
INVESTMENT CHANGES


TOP TEN STOCKS AS OF MAY 31, 1998
                                % OF FUND'S   % OF FUND'S INVESTMENTS
                                INVESTMENTS   IN THESE STOCKS
                                              6 MONTHS AGO

BEST BUY CO., INC.              3.4           0.5

SOUTHDOWN, INC.                 2.3           1.2

CMG INFORMATION SERVICES, INC.  2.2           0.5

COFLEXIP SPONSORED ADR          1.9           1.6

SMITH INTERNATIONAL, INC.       1.9           2.9

ASM LITHOGRAPHY HOLDING NV      1.8           3.4

TELEBRAS SPONSORED ADR          1.7           0.0

REXALL SUNDOWN, INC.            1.7           0.0

US AIRWAYS GROUP, INC.          1.6           1.4

LONE STAR INDUSTRIES, INC.      1.4           0.7

TOP FIVE MARKET SECTORS AS OF MAY 31, 1998
                            % OF FUND'S   % OF FUND'S INVESTMENTS
                            INVESTMENTS   IN THESE MARKET SECTORS
                                          6 MONTHS AGO

TECHNOLOGY                  17.9          25.1

MEDIA & LEISURE             9.7           3.6

FINANCE                     8.9           10.5

UTILITIES                   8.2           1.9

CONSTRUCTION & REAL ESTATE  8.1           7.8

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1998* AS OF NOVEMBER 30, 1997**
ROW: 1, COL: 1, VALUE: 95.8
ROW: 1, COL: 2, VALUE: 4.2
STOCKS  92.4%
SHORT-TERM
INVESTMENTS 7.6%
FOREIGN
INVESTMENTS 7.0%
STOCKS  95.8%
SHORT-TERM
INVESTMENTS 4.2%
FOREIGN
INVESTMENTS 10.5%
ROW: 1, COL: 1, VALUE: 92.40000000000001
ROW: 1, COL: 2, VALUE: 7.6
*
**
INVESTMENTS MAY 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 95.6%
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - 1.8%
CHEMICALS & PLASTICS - 0.2%
American Pacific Corp. (a)  18,700 $ 201
Valspar Corp.   77,700  3,137
  3,338
METALS & MINING - 1.4%
Martin Marietta Materials, Inc.   462,300  21,265
PACKAGING & CONTAINERS - 0.1%
Gaylord Container Corp. Class A  102,400  858
PAPER & FOREST PRODUCTS - 0.1%
Weyerhaeuser Co.   42,500  2,160
TOTAL BASIC INDUSTRIES   27,621
CONSTRUCTION & REAL ESTATE -8.1%
BUILDING MATERIALS - 7.0%
CalMat Co.   599,600  15,065
Centex Construction Products, Inc.   64,300  2,459
Florida Rock Industries, Inc.   136,800  4,258
Giant Cement Holding, Inc. (a)  156,300  4,064
Lafarge Corp.   206,700  7,777
Lone Star Industries, Inc.   289,500  21,767
Medusa Corp.   245,500  14,147
Southdown, Inc.   543,700  35,680
Vulcan Materials Co.   27,700  3,144
  108,361
CONSTRUCTION - 0.8%
Bouygues Offshore SA sponsored ADR  19,800  494
Butler Manufacturing Co.  262,350  9,182
Lennar Corp.   37,400  991
Level 3 Communications, Inc. (a)  23,100  1,156
  11,823
ENGINEERING - 0.1%
Billing Information Concepts Corp.   13,700  319
MYR Group, Inc.   5,433  67
Stone & Webster, Inc.   30,000  1,214
  1,600
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - 0.2%
First Industrial Realty Trust, Inc.   113,300 $ 3,512
TOTAL CONSTRUCTION & REAL ESTATE   125,296
DURABLES - 4.2%
AUTOS, TIRES, & ACCESSORIES - 0.3%
Johnstown America Industries, Inc. (a)  41,200  747
NACCO Industries, Inc. Class A  8,600  1,260
Tyler Corp.  339,200  3,180
  5,187
CONSUMER ELECTRONICS - 0.9%
Harman International Industries, Inc.   24,500  1,043
Maytag Co.   60,200  3,036
Newell Co.   205,900  9,935
  14,014
HOME FURNISHINGS - 1.9%
Bassett Furniture Industries, Inc.   47,900  1,461
Industrie Natuzzi Spa ADR  274,000  8,015
Maxim Group, Inc. (a)  30,600  516
Miller (Herman), Inc.   555,900  15,391
Steelcase, Inc. Class A  124,300  3,706
Strouds, Inc.   3,400  11
  29,100
TEXTILES & APPAREL - 1.1%
Pacific Sunwear of California, Inc.   5,100  228
Shaw Industries, Inc.   36,200  579
Westpoint Stevens, Inc. Class A (a)  141,800  4,644
Wolverine World Wide, Inc.   441,700  10,904
  16,355
TOTAL DURABLES   64,656
ENERGY -7.4%
ENERGY SERVICES - 7.1%
Atwood Oceanics, Inc. (a)  162,100  8,389
Coflexip sponsored ADR  402,100  29,806
Cal Dive International, Inc.   83,700  2,835
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - CONTINUED
ENERGY SERVICES - CONTINUED
Daniel Industries, Inc.   391,600 $ 7,954
ENSCO International, Inc.   301,600  7,634
Marine Drilling Companies, Inc. (a)  876,500  16,489
Schlumberger Ltd.   29,600  2,311
Smith International, Inc. (a)  599,700  29,423
Tesco Corp.   21,100  272
Varco International, Inc. (a)  149,700  3,902
Western Atlas, Inc. (a)  3,400  294
  109,309
OIL & GAS - 0.3%
Camco International, Inc.   27,300  1,904
Companie Generale de Geophysique SA  44,400  1,507
Petroleum Geo-Services AS sponsored ADR  13,700  897
Veritas DGC, Inc.   10,300  534
  4,842
TOTAL ENERGY   114,151
FINANCE - 8.9%
BANKS - 2.6%
Bank of Tokyo-Mitsubishi Ltd.   20,000  205
Cape Cod Bank & Trust Co.   6,500  255
Daiwa Bank  110,000  214
First Tennessee National Corp.   112,000  3,556
GBC Bancorp California  51,200  1,466
Marshall & Ilsley Corp.   130,300  7,036
Morgan (J.P.) & Co., Inc.   10,200  1,267
National Bancorp of Alaska, Inc.   14,700  469
Northrim Bank  9,900  157
Riggs National Corp.   431,800  11,821
Zions Bancorp  262,200  13,371
  39,817
CLOSED-END INVESTMENT COMPANY - 0.1%
Taiwan Fund, Inc. (a)  48,800  686
Templeton Dragon Fund, Inc.   24,600  226
  912
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 0.6%
American Express Co.   49,900 $ 5,121
Federal Agricultural Mortgage Corp. Class C (non-vtg.)(a)  78,200
5,225
  10,346
FEDERAL SPONSORED CREDIT - 0.0%
SLM Holding Corp.   10,300  411
INSURANCE - 1.8%
Blanch E.W. Holdings, Inc.   67,300  2,532
HSB Group, Inc.   291,900  12,844
Istituto Nazionale Delle Assicurazioni Spa  1,559,900  4,852
Poe & Associates, Inc.   11,800  441
Progressive Corp.   10,700  1,475
Torchmark Corp.   140,200  6,011
  28,155
SAVINGS & LOANS - 0.5%
Ahmanson (H.F.) & Co.   41,100  3,134
Dime Bancorp., Inc.   118,100  3,447
Golden State Bancorp  21,900  839
  7,420
SECURITIES INDUSTRY - 3.3%
Advest Group, Inc. (The)  87,900  2,302
Affiliated Managers Group, Inc.   20,900  748
Dain Rauscher Corp.   50,800  2,883
Duff & Phelps Credit Rating Co.   2,300  132
Edwards (A.G.), Inc.   357,800  14,468
Everen Capital Corp.   39,700  2,052
Hambrecht & Quist Group (a)  92,500  2,844
Interstate/Johnson Lane, Inc.   68,500  1,995
Jefferies Group, Inc.   45,300  2,084
Legg Mason, Inc.   98,900  5,965
McDonald & Co. Investments, Inc.   140,800  4,224
Morgan Keegan, Inc.   171,900  3,943
PaineWebber Group, Inc.   99,350  4,266
Provida SA sponsored ADR  14,500  244
Stifel Financial Corp.   100,335  1,568
Waddell & Reed Financial, Inc. Class A  70,900  1,640
  51,358
TOTAL FINANCE   138,419
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 7.8%
DRUGS & PHARMACEUTICALS - 3.5%
Hauser Chemical Research, Inc. (a)  478,000 $ 3,705
Herbalife International, Inc. Class A  41,900  1,079
ICN Pharmaceuticals, Inc.   69,250  2,991
Merck & Co., Inc.   18,700  2,189
NBTY, Inc. (a)  209,800  3,658
Natural Alternatives International, Inc. (a)  87,700  1,551
Nutraceutical International Corp.   51,000  580
PharmaPrint, Inc. (a)  123,800  1,532
Regeneron Pharmaceuticals, Inc. (a)  121,000  1,131
Rexall Sundown, Inc. (a)  799,800  26,793
Twinlab Corp. (a)  174,800  6,489
Warner-Lambert Co.   50,400  3,216
  54,914
MEDICAL EQUIPMENT & SUPPLIES - 4.0%
Arterial Vascular Engineering, Inc. (a)  254,700  7,872
Ballard Medical Products  79,000  1,768
Becton, Dickinson & Co.   54,800  3,877
Bindley Western Industries, Inc.   39,900  1,416
Biomet, Inc.   205,400  5,931
Cooper Companies, Inc.   49,900  1,971
Dionex Corp. (a)  97,300  5,084
Focal, Inc.   74,500  913
Guidant Corp.   102,400  6,598
Novoste Corp. (a)  35,800  904
Orthofix International (a)  39,800  527
Osteotech, Inc. (a)  35,500  657
PLC Systems, Inc.   22,100  285
Resmed, Inc. (a)  7,900  280
Sofamor/Danek Group, Inc. (a)  138,800  11,538
Steris Corp.   6,800  425
Stryker Corp.   25,200  1,027
Sybron International Corp. (a)  422,100  10,104
  61,177
MEDICAL FACILITIES MANAGEMENT - 0.3%
Columbia/HCA Healthcare Corp.   14,300  467
Express Scripts, Inc. Class A (a)  16,200  1,246
Lincare Holdings, Inc. (a)  16,000  1,200
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - CONTINUED
PacifiCare Health Systems, Inc. Class B  2,300 $ 190
Total Renal Care Holdings, Inc. (a)  62,668  1,924
  5,027
TOTAL HEALTH   121,118
INDUSTRIAL MACHINERY & EQUIPMENT - 3.8%
ELECTRICAL EQUIPMENT - 0.2%
SLI, Inc.   71,000  2,024
Siemens A.G.   8,000  519
  2,543
INDUSTRIAL MACHINERY & EQUIPMENT - 3.6%
Ag-Chem Equipment, Inc. (a)  40,600  614
ASM Lithography Holding NV (a)  737,600  28,259
Greenbrier Companies, Inc.   249,600  4,493
Lindsay Manufacturing Co.   119,450  5,554
Manitowoc Co., Inc.   234,800  9,627
Mettler-Toledo International, Inc.   106,600  2,025
Stanley Works  142,100  6,750
  57,322
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   59,865
MEDIA & LEISURE - 9.7%
BROADCASTING - 6.4%
BHC Communications, Inc. Class A  104,000  14,456
Cablevision Systems Corp. Class A (a)  207,600  11,496
Chancellor Media Corp. (a)  24,200  1,012
Chris-Craft Industries, Inc.   152,730  8,028
Clear Channel Communications, Inc. (a)  67,900  6,510
Comcast Corp. Class A special  78,700  2,698
Cox Communications, Inc. Class A (a)  148,600  6,492
Cox Radio, Inc. Class A (a)  15,800  666
Metromedia Fiber Network, Inc. Class A  35,300  1,443
PanAmSat Corp. (a)  57,100  3,119
RCN Corp.   181,600  3,904
TCA Cable TV, Inc.   157,800  9,616
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Tele-Communications, Inc.:
 (TCI Group) Series A   63,800 $ 2,189
 (TCI Ventures Group) Series A (a)  366,300  6,376
Time Warner, Inc.   179,100  13,936
USA Networks, Inc. (a)  54,000  1,323
United Video Satellite Group A (a)  15,700  611
Westwood One, Inc. (a)  225,700  6,037
  99,912
ENTERTAINMENT - 0.6%
Bally Total Fitness Holding Corp. (a)  20,500  661
News Corp. Ltd. ADR  120,400  2,965
Premier Parks, Inc. (a)  98,700  5,243
  8,869
LEISURE DURABLES & TOYS - 0.3%
Champion Enterprises, Inc. (a)  29,300  789
Mattel, Inc.   86,400  3,273
  4,062
LODGING & GAMING - 1.2%
Harrah's Entertainment, Inc. (a)  103,400  2,585
Hilton Hotels Corp.   133,900  4,209
International Speedway Corp.:
 Class A  31,700  967
 Class B  135,300  4,110
Speedway Motorsports (a)  236,800  6,201
  18,072
PUBLISHING - 0.8%
Dun & Bradstreet Corp.   94,900  3,203
US WEST Media Group (a)  257,500  9,543
  12,746
RESTAURANTS - 0.4%
Buffets, Inc. (a)  287,700  4,693
Papa John's International, Inc. (a)  27,300  1,136
Sizzler International, Inc. (a)  314,800  866
  6,695
TOTAL MEDIA & LEISURE   150,356
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - 3.0%
AGRICULTURE - 1.0%
DEKALB Genetics Corp. Class B  166,300 $ 15,944
BEVERAGES - 0.3%
Brown-Forman Corp. Class B  49,500  2,853
Celestial Seasonings, Inc. (a)  12,900  582
Pure World, Inc. (a)  66,800  981
  4,416
FOODS - 0.6%
Raisio Group PLC  6,200  1,159
Tootsie Roll Industries, Inc.   101,412  7,739
Wrigley (Wm.) Jr. Co.   10,200  982
  9,880
HOUSEHOLD PRODUCTS - 1.1%
Avon Products, Inc.   107,900  8,827
Benckiser NV Class B  17,000  964
Luxottica Group Spa sponsored ADR  73,100  1,266
Nu Skin Asia Pacific, Inc. Class A (a)  58,500  1,521
Safeskin Corp. (a)  107,100  3,749
  16,327
TOBACCO - 0.0%
Souza Cruz Industria Comerico  50,000  343
TOTAL NONDURABLES   46,910
RETAIL & WHOLESALE - 6.7%
APPAREL STORES - 0.4%
Abercrombie & Fitch Co. Class A  74,428  3,145
Gap, Inc.   27,300  1,474
Wet Seal, Inc. Class A (a)  48,100  1,443
  6,062
DRUG STORES - 1.0%
General Nutrition Companies, Inc. (a)  393,800  12,429
Walgreen Co.   91,100  3,206
  15,635
GENERAL MERCHANDISE STORES - 0.5%
Costco Companies, Inc. (a)  38,000  2,199
K mart Corp. (a)  136,000  2,635
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - CONTINUED
Penney (J.C.) Co., Inc.   36,400 $ 2,614
Wal-Mart Stores, Inc.   10,300  568
  8,016
GROCERY STORES - 0.5%
United Natural Foods, Inc. (a)  39,500  1,037
Whole Foods Market, Inc. (a)  131,000  7,205
  8,242
RETAIL & WHOLESALE, MISCELLANEOUS - 4.3%
Barnes & Noble, Inc. (a)  161,000  5,454
Best Buy Co., Inc. (a)  1,633,400  53,290
Handleman Co.   17,000  208
Hello Direct, Inc. (a)  9,300  64
N2K, Inc.   17,100  337
New West Eyeworks, Inc. (a)  30,700  315
Trans World Entertainment Corp. (a) 68,800 2,485 Tele-Communications, Inc. (Liberty Media Group) Series A (a) 127,600 4,211
  66,364
TOTAL RETAIL & WHOLESALE   104,319
SERVICES - 5.3%
ADVERTISING - 2.2%
CMG Information Services, Inc. (a)  753,400  33,432
Lamar Advertising Co. Class A (a)  17,150  545
Outdoor Systems, Inc. (a)  21,200  636
  34,613
LEASING & RENTAL - 1.5%
Ryder Systems, Inc.   37,200  1,267
Viacom, Inc. Class B (non-vtg.)(a)  385,000  21,175
  22,442
PRINTING - 0.0%
Schawk, Inc. Class A  12,100  182
SERVICES - 1.6%
Abacus Direct Corp. (a)  22,200  1,113
Assisted Living Concepts, Inc. (a)  54,700  882
Balanced Care Corp.   8,000  64
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
SERVICES - CONTINUED
Bright Horizons, Inc.   31,300 $ 783
Computer Horizons Corp. (a)  211,700  7,072
Day Runner, Inc. (a)  23,000  506
Devry, Inc. (a)  72,600  2,890
Hagler Bailly, Inc.   72,000  1,980
Medpartners, Inc.   34,100  305
Regent Assisted Living, Inc. (a)  10,100  72
Snyder Communications, Inc. (a)  119,200  4,804
Sotheby's Holdings, Inc. Class A  193,900  4,460
Zebra Technologies Corp. Class A (a)  8,500  326
  25,257
TOTAL SERVICES   82,494
TECHNOLOGY - 17.9%
COMMUNICATIONS EQUIPMENT - 1.3%
Cisco Systems, Inc. (a)  106,950  8,088
Intermedia Communications, Inc. (a)  105,500  7,820
Level One Communications, Inc. (a)  15,000  400
Lucent Technologies, Inc.   10,300  731
Mitel Corp. (a)  157,800  2,469
Northern Telecom Ltd.   17,000  1,089
Planktonic, Inc. (a)  10,200  467
  21,064
COMPUTER SERVICES & SOFTWARE - 9.9%
At Home Corp., Series A  190,800  6,630
Avant! Corp.   6,800  177
BMC Software, Inc. (a)  106,800  4,919
BEA Systems, Inc. (a)  199,000  3,992
CSG Systems International, Inc. (a)  63,200  2,700
Cadence Design Systems, Inc. (a)  249,300  8,788
Cambridge Technology Partners Massachusetts, Inc. (a) 96,100 4,820 Ciber, Inc. (a) 20,700 664
Computer Task Group, Inc.   200,900  6,353
Compuware Corp. (a)  164,300  7,548
Data Transmission Network Corp. (a)  121,300  4,670
Documentum, Inc. (a)  10,600  500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Galileo International, Inc.   20,600 $ 811
HBO & Co.   78,900  4,554
Industrial-Matematik International Corp. (a)  360,200  5,786
International Telecommunications Data Systems, Inc.   57,700  1,421
J.D. Edwards & Co.   33,700  1,240
Keane, Inc. (a)  394,400  17,698
Lycos, Inc. (a)  145,175  7,699
Manugistics Group, Inc. (a)  50,500  1,438
Microsoft Corp. (a)  104,900  8,896
PeopleSoft, Inc. (a)  45,900  2,005
Quickresponse Services, Inc. (a)  48,800  1,731
Rational Software Corp.   78,200  1,193
RealNetworks, Inc.   3,600  83
SEI Corp.   5,900  394
Sabre Group Holdings, Inc. Class A (a)  103,300  3,622
Sapient Corp.   25,400  1,137
Saville Systems Ireland PLC sponsored ADR (a)  49,000  1,957
Siebel Systems, Inc. (a)  256,100  5,826
Synopsys, Inc. (a)  152,700  6,557
Systems Software Associates, Inc. (a)  167,900  1,228
Transaction Systems Architects (a)  85,500  3,463
USCS International, Inc. (a)  98,400  1,851
Viasoft, Inc. (a)  270,900  4,182
Vocaltec Ltd. (a)  10,700  173
Yahoo, Inc. (a)  154,600  16,928
  153,634
COMPUTERS & OFFICE EQUIPMENT - 3.4%
Dell Computer Corp. (a)  49,800  4,104
Diebold, Inc.   383,712  11,224
Fore Systems, Inc. (a)  477,600  10,507
HMT Technology Corp.   65,600  763
Hutchinson Technology, Inc. (a)  499,600  12,490
International Business Machines Corp.   22,100  2,594
Seagate Technology (a)  76,900  1,778
Symbol Technologies, Inc.   67,150  2,363
Unisys Corp. (a)  211,800  5,189
Western Digital Corp.   85,200  1,448
  52,460
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
ELECTRONICS - 3.3%
Analog Devices, Inc. (a)  255,300 $ 6,303
Linear Technology Corp.   166,200  11,624
Micron Technology, Inc. (a)  521,000  12,276
Rambus, Inc.  70,500  2,725
Semtech Corp. (a)  57,200  1,201
Supertex, Inc. (a)  56,500  607
Tokyo Electron Ltd.   122,000  3,866
Vitesse Semiconductor Corp. (a)  255,900  6,557
Xilinx, Inc. (a)  145,500  5,534
  50,693
TOTAL TECHNOLOGY   277,851
TRANSPORTATION - 3.0%
AIR TRANSPORTATION - 1.6%
US Airways Group, Inc. (a)  363,400  25,438
RAILROADS - 1.1%
Canadian National Railway Co.   72,500  4,289
Kansas City Southern Industries, Inc.   203,300  8,615
Trinity Industries, Inc.   83,300  3,978
  16,882
SHIPPING - 0.1%
Knightsbridge Tankers Ltd.   25,000  722
TRUCKING & FREIGHT - 0.2%
C.H. Robinson Worldwide, Inc.   13,800  319
Hunt (J.B.) Transport Services, Inc.   17,000  509
USFreightways Corp.   60,700  1,912
  2,740
TOTAL TRANSPORTATION   45,782
UTILITIES - 8.0%
CELLULAR - 1.9%
Nextel Communications, Inc. Class A (a)  443,200  10,443
SkyTel Communications, Inc.   36,600  828
Teleglobe, Inc.   139,000  7,208
Vodafone Group PLC sponsored ADR  93,500  10,273
  28,752
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
ELECTRIC UTILITY - 0.9%
Black Hills Corp.   188,550 $ 4,136
Montana Power Co.   144,400  5,235
Niagara Mohawk Power Corp. (a)  409,600  5,069
  14,440
TELEPHONE SERVICES - 5.2%
BC Telecom, Inc.   58,200  2,169
Cable & Wireless Communications PLC sponsored ADR (a) 35,900 1,384 Cable & Wireless PLC ADR 107,700 3,736
Comsat Corp., Series 1  84,300  2,940
EXCEL Communications, Inc. (a)  97,700  2,149
IXC Communications, Inc.   124,400  5,423
LCI International, Inc. (a)  166,300  6,224
McLeodUSA, Inc. Class A  40,000  1,660
Qwest Communications International, Inc.   100,500  3,323
Tel-Save Holdings, Inc. (a)  59,600  1,177
Telecom Argentina Class B sponsored ADR  96,500  2,992
Telebras sponsored ADR  251,500  26,816
Teleport Communications Group, Inc. Class A (a) 174,600 9,767 Winstar Communications, Inc. (a) 98,900 3,709
WorldCom, Inc. (a)  173,000  7,872
  81,341
TOTAL UTILITIES   124,533
TOTAL COMMON STOCKS
(Cost $1,174,915)   1,483,371
NONCONVERTIBLE PREFERRED STOCKS - 0.2%
UTILITIES - 0.2%
TELEPHONE SERVICES - 0.2%
Telecom Italia Mobile Spa de Risp
(Cost $916)  663,200  2,411
CASH EQUIVALENTS - 4.2%
 SHARES VALUE (NOTE 1)
  (000S)
Taxable Central Cash Fund (b)
(Cost $65,832)  65,832,261 $ 65,832
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,241,663)  $ 1,551,614
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.56%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At May 31, 1998, the aggregate cost of investment securities for income tax purposes was $1,242,030,000 Net unrealized appreciation aggregated $309,584,000, of which $363,190,000 related to appreciated investment securities and $53,606,000 related to depreciated investment securities.
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   89.5%
France   2.0
Netherlands    1.9
Brazil   1.8
Canada   1.1
Italy   1.1
Others (individually less than 1%)   2.6
TOTAL  100.0%
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS)                         MAY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $1,241,663) -                              $ 1,551,614
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                                      21,334

RECEIVABLE FOR FUND SHARES SOLD                                                      1,407

DIVIDENDS RECEIVABLE                                                                 1,040

INTEREST RECEIVABLE                                                                  196

OTHER RECEIVABLES                                                                    63

 TOTAL ASSETS                                                                        1,575,654

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                         $ 12,121

PAYABLE FOR FUND SHARES REDEEMED                                           2,958

ACCRUED MANAGEMENT FEE                                                     945

OTHER PAYABLES AND ACCRUED EXPENSES                                        330

 TOTAL LIABILITIES                                                                   16,354

NET ASSETS                                                                          $ 1,559,300

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                     $ 1,121,316

ACCUMULATED NET INVESTMENT LOSS                                                      (1,795)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                                129,828
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                            309,951
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 65,284 SHARES OUTSTANDING                                           $ 1,559,300

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                                       $23.88
($1,559,300 (DIVIDED BY) 65,284 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/97.00 OF $23.88)                               $24.62



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                     SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                          $ 4,218
DIVIDENDS

INTEREST                                                                    1,572

 TOTAL INCOME                                                               5,790

EXPENSES

MANAGEMENT FEE                                                   $ 5,109
BASIC FEE

 PERFORMANCE ADJUSTMENT                                           876

TRANSFER AGENT FEES                                               1,420

ACCOUNTING FEES AND EXPENSES                                      316

NON-INTERESTED TRUSTEES' COMPENSATION                             4

CUSTODIAN FEES AND EXPENSES                                       26

REGISTRATION FEES                                                 43

AUDIT                                                             21

LEGAL                                                             4

MISCELLANEOUS                                                     1

 TOTAL EXPENSES BEFORE REDUCTIONS                                 7,820

 EXPENSE REDUCTIONS                                               (235)     7,585

NET INVESTMENT INCOME (LOSS)                                                (1,795)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                            134,653

 FOREIGN CURRENCY TRANSACTIONS                                    (21)      134,632

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                            32,210

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                     1         32,211

NET GAIN (LOSS)                                                             166,843

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                            $ 165,048
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                       SIX MONTHS ENDED   YEAR ENDED
                                                           MAY 31, 1998       NOVEMBER 30,
                                                           (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ (1,795)          $ (1,894)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                   134,632            223,001

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)       32,211             28,072

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            165,048            249,179
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS       (182,103)          (33,239)

SHARE TRANSACTIONS                                          229,900            730,532
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                              176,758            32,549

 COST OF SHARES REDEEMED                                    (359,989)          (715,879)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM       46,669             47,202
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   29,614             263,142

NET ASSETS

 BEGINNING OF PERIOD                                        1,529,686          1,266,544

 END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS  $ 1,559,300        $ 1,529,686
 OF $1,795 AND $0, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                       9,647              31,323

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                    8,371              1,637

 REDEEMED                                                   (15,230)           (31,384)

 NET INCREASE (DECREASE)                                    2,788              1,576





FINANCIAL HIGHLIGHTS
                              SIX MONTHS ENDED                  YEARS ENDED NOVEMBER 30,
                              MAY 31, 1998

                              (UNAUDITED)        1997      1996      1995         1994      1993 H
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 24.48            $ 20.79   $ 18.11   $ 12.30      $ 11.97   $ 10.00
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT                (.03) D           (.03) D   (.03) D   (.02) D, E   (.01) D   (.01)
 INCOME (LOSS)

 NET REALIZED AND              2.35              4.27      4.15      6.12         .64       1.98
 UNREALIZED GAIN
 (LOSS)

 TOTAL FROM INVESTMENT         2.32              4.24      4.12      6.10         .63       1.97
 OPERATIONS



LESS DISTRIBUTIONS

 FROM NET REALIZED             (2.92)           (.55)     (1.44)    (.29)        (.30)     -
 GAIN

NET ASSET VALUE,              $ 23.88           $ 24.48   $ 20.79   $ 18.11      $ 12.30   $ 11.97
END OF PERIOD

TOTAL RETURN B, C              11.08%           21.01%    24.88%    50.92%       5.33%     19.70%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 1,559           $ 1,530   $ 1,267   $ 544        $ 312     $ 254
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO           1.00% A          .99%      1.07%     1.20%        1.32%     1.34% A
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .97% A, F        .94% F    1.03% F   1.18% F      1.29% F   1.32% A, F
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT        (.23)% A         (.13)%    (.17)%    (.15)%       (.05)%    (.10)% A
INCOME (LOSS) TO
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE        134% A           142%      158%      176%         199%      204% A

AVERAGE COMMISSION            $ .0400           $ .0396   $ .0368
RATE  G


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME (LOSS) PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $0.01 PER SHARE.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD DECEMBER 28, 1992 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 1993.
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity New Millennium Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on May 15, 1996, the fund was closed to new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S.
dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, net operating losses, partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS - CONTINUED
marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,003,694,000 and $1,095,333,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .76% of average net assets after the performance adjustment.
SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $446,000 on sales of shares of the fund.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $186,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $221,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $3,000 and $11,000, respectively, under these arrangements.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Neal P. Miller, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Contrafund II
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export and Multinational Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(registered trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
TechnoQuant  Growth Fund
SM
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE